UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number    811-5594

Dryden Short-Term Bond Fund, Inc.

(Exact name of registrant as specified in charter)

Gateway Center 3 100 Mulberry Street Newark, New Jersey	07102
(Address of principal executive offices)	(Zip code)

Marguerite E.H. Morrison

Gateway Center 3

100 Mulberry Street

Newark, New Jersey 07102

(Name and address of agent for service)

Registrant’s telephone number, including area code:     973-367-7525

Date of fiscal year end:     12/31/03

Date of reporting period:  12/31/03

Item 1 – Reports to Stockholders – [ INSERT REPORT ]

Dryden Short-Term Bond Fund, Inc.

Dryden Short-Term Corporate Bond Fund

Formerly known as Prudential Short-Term Corporate Bond Fund, Inc

DECEMBER 31, 2003	ANNUAL REPORT

FUND TYPE

Debt

OBJECTIVE

High current income consistent with the preservation of principal

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

JennisonDryden is a service mark of The Prudential Insurance Company of America.

Dear Shareholder,

February 23, 2004

As you may know, the mutual fund industry recently has been the subject of much media attention. As president of your Fund, I’d like to provide you with an update on the issues as they pertain to JennisonDryden mutual funds.

Regulators and government authorities have requested information regarding trading practices from many mutual fund companies across the nation. Our fund family has been cooperating with inquiries it has received, and at the same time, Prudential Financial, Inc. has been conducting its own internal review. This review encompasses the policies, systems, and procedures of our fund family, Prudential Financial’s investment units and its proprietary distribution channels. The review also includes mutual fund trading activity by investment professionals who manage our funds.

Market timing

The frequent trading of shares in response to short-term fluctuations in the market is known as “market timing”. When market timing occurs in violation of a fund’s prospectus, in certain circumstances, a fund may have to sell portfolio securities to have the cash necessary to redeem the market timer’s shares. The redemption may happen when it is not advantageous to sell securities and result in harming the fund’s performance and/or subject the fund to additional transaction costs.

Prudential Investments LLC, the Fund’s investment manager, has actively discouraged market timing and for years our mutual fund prospectuses have identified and addressed this issue. Prudential Investments has established operating policies and procedures that are designed to detect and deter frequent trading activities that would be disruptive to the management of our mutual fund portfolios, and has rejected numerous orders placed by market timers in the past.

Late trading

The Securities and Exchange Commission requires that orders to purchase or redeem mutual fund shares be received either by the fund or by an intermediary (such as a broker, financial adviser, or 401(k) record keeper) before the time at which the fund calculates its net asset value (normally 4:00 p.m., Eastern time) if they are to receive that day’s price. The policies of our mutual funds do not make and have not made allowances for the practice known as “late trading”.

For more than 40 years we have offered investors quality investment products, financial guidance, and responsive customer service. Today we remain committed to this heritage and to the highest ethical principles in our investment practices.

Sincerely,

Judy A. Rice, President

Dryden Short-Term Bond Fund, Inc./Dryden Short-Term Corporate Bond Fund

Dryden Short-Term Bond Fund, Inc./Dryden Short-Term Corporate Bond Fund	1

Your Fund’s Performance

Fund Objective

The investment objective of the Dryden Short-Term Bond Fund, Inc./Dryden Short-Term Corporate Bond Fund (the Fund) is to seek high current income consistent with the preservation of principal. There can be no assurance that the Fund will achieve its investment objective.

Cumulative Total Returns[1] as of 12/31/03
	One Year	Five Years	Ten Years	Since Inception[2]
Class A	4.83%	31.53%	75.04%	156.36% (152.13)

Class B	4.05	27.78	64.44	75.54

Class C	4.31	28.43	N/A	67.20

Class Z	5.18	33.52	N/A	53.67

Lehman Brothers 1-5 Year U.S. Credit Index[3]	5.40	40.01	93.70	***

Lipper Short/Int. Inv.-Grade Debt Funds Avg.[4]	3.28	31.89	74.04	****

Average Annual Total Returns[1] as of 12/31/03
	One Year	Five Years	Ten Years	Since Inception[2]
Class A	1.43%	4.94%	5.41%	6.54% (6.42)

Class B	1.05	5.03	5.10	5.22

Class C	2.28	4.92	N/A	5.50

Class Z	5.18	5.95	N/A	6.29

Lehman Brothers 1-5 Year U.S. Credit Index[3]	5.40	6.96	6.84	***

Lipper Short/Int. Inv.-Grade Debt Funds Avg.[4]	3.28	5.68	5.69	****

Distributions and Yields[1] as of 12/31/03
	Total Distributions Paid for 12 Months	30-Day SEC Yield
Class A	$0.54	2.26%

Class B	$0.45	1.59

Class C	$0.48	1.82

Class Z	$0.57	2.58

Past performance is not indicative of future results. Principal value and investment return will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. 1Source: Prudential Investments LLC and Lipper Inc. The cumulative total returns do not take into account applicable sales charges. If reflected, the applicable sales charges would reduce the cumulative total return performance quoted. The average annual total returns do take into account applicable sales charges. Without the distribution and service (12b-1) fee waiver of 0.05% and 0.25% for Class A and Class C shares respectively, the returns for these classes would have been lower. The Fund charges a maximum front-end sales charge of 3.25% for Class A shares and a 12b-1 fee of up to 0.30% annually. Class A shares may not be subject to a front-end sales charge, but may be subject to a 1% contingent deferred sales charge (CDSC) for the first year. Class B shares are subject to a declining CDSC of 3%, 2%, 1%, and 1% for the first four years respectively after purchase and a 12b-1 fee of 1% annually. Approximately five years after purchase, Class B shares will automatically convert to Class A shares on a quarterly basis. Class C shares are subject to a CDSC of 1% for shares redeemed within 12 months of purchase, and a 12b-1 fee of up to 1% annually. Class Z shares are not subject to a sales charge or 12b-1 fee. Without waiver of fees and/or expense subsidization, the Fund’s returns would have been lower, as

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indicated in parentheses. The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on fund distributions or following the redemption of fund shares. 2Inception dates: Class A, 9/1/89; Class B, 12/9/92; Class C, 8/1/94; and Class Z, 12/16/96. 3The Lehman Brothers 1-5 Year U.S. Credit Index is an unmanaged index of publicly issued U.S. corporate and specified foreign debentures and secured notes that meet specific maturity (between one and five years), liquidity, and quality requirements. It gives a broad look at how short- and intermediate-term bonds have performed. 4The Lipper Short/Intermediate Investment-Grade Debt Funds Average (Lipper Average) represents returns based on an average return of all funds in the Lipper Short/Intermediate Investment-Grade Debt Funds category for the periods noted. Funds in the Lipper Average invest primarily in investment-grade debt issues (rated in top four grades) with dollar-weighted average maturities of one to five years. Investors cannot invest directly in an index. The returns for the Lehman Brothers 1-5 Year U.S. Credit Index would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses, but not sales charges or taxes. ***Lehman Brothers 1-5 Year U.S. Credit Index Closest Month-End to Inception cumulative total returns are 191.65% for Class A, 112.73% for Class B, 93.62% for Class C, and 61.54% for Class Z. Lehman Brothers 1-5 Year U.S. Credit Index Closest Month-End to Inception average annual total returns are 7.75% for Class A, 7.05% for Class B, 7.27% for Class C, and 7.09% for Class Z. ****Lipper Short/Intermediate Investment-Grade Debt Funds Average Closest Month-End to Inception cumulative total returns are 152.63% for Class A, 90.43% for Class B, 77.60% for Class C, and 50.42% for Class Z. Lipper Short/Intermediate Investment-Grade Debt Funds Average Closest Month-End to Inception average annual total returns are 6.66% for Class A, 5.97% for Class B, 6.28% for Class C, and 6.00% for Class Z.

Five Largest Issuers expressed as a percentage of total investments as of 12/31/03
General Electric Capital Corp.	3.3%

Ford Motor Co.	3.1

General Motors Acceptance Corp.	2.3

Household Finance Corp.	1.5

Morgan Stanley	1.5

Issuers are subject to change.

Portfolio Composition expressed as a percentage of net assets as of 12/31/03
Corporates	94.7%

Commercial Mortgage-Backed Securities	2.1

Asset-Backed Securities	2.0

U.S. Treasurys	1.1

Cash	0.1

Portfolio Composition is subject to change.

Credit Quality* expressed as a percentage of net assets as of 12/31/03
U.S. Government & Agency	1.1%

AAA	7.4

AA	12.2

A	32.2

BBB	45.0

BB	2.0

Cash	0.1

*Source: Highest ratings between Moody’s Investor Service (Moody’s) or Standard & Poor’s Rating Service (S&P). Credit Quality is subject to change.

Dryden Short-Term Bond Fund, Inc./Dryden Short-Term Corporate Bond Fund	3

Investment Adviser’s Report

Prudential Investment Management, Inc.

Spotlight on corporate bonds as U.S. economy recovered

Improving economic conditions in the United States aided by low interest rates, tax cuts, and a weak U.S. dollar created an investment environment that favored bonds with higher risk in 2003. Therefore, within the U.S. fixed income market, short-term investment-grade corporate bonds as well as high yield corporate bonds (called “junk bonds” because of their poor credit ratings) performed better than comparable U.S. Treasury securities in 2003. Strong demand for corporate bonds persisted during the year as low interest rates encouraged investors to seek bonds with attractive yields.

The Fund benefited from our decision to decrease its exposure to Treasurys and to maintain a large, diverse portfolio of investment-grade corporate bonds along with a small exposure to high yield bonds and emerging-market bonds in 2003. For the year, the Fund’s Class A shares posted a cumulative total return that lagged its benchmark the Lehman Brothers 1-5 Year U.S. Credit Index, keeping in mind the Index does not include the effect of mutual fund operating expenses. However, the Class A shares’ cumulative total return exceeded the Lipper Short/Intermediate Investment Grade Debt Funds Average in 2003. Both the Fund and its Lipper peer group take into account operating expenses.

In early 2003, there was solid demand for high yield bonds because the asset class was considered undervalued, given the prospects for improved economic conditions in the United States. The high yield sector also benefited from the ability of troubled companies to cut their interest costs by issuing new bonds to replace higher coupon bonds. Companies that issue investment-grade corporate bonds replaced short-term debt with long-term bonds to take advantage of the low-interest-rate environment. This benefited the investment-grade corporate bond sector. In the second half of the year, high yield bonds rallied impressively and investment-grade corporate bonds held up better than Treasurys because the stronger-than-expected economic recovery helped boost corporate earnings.

Meanwhile, Treasurys and other high-grade U.S. bonds, which had rallied during the first half of 2003, sold off for much of the second half of the year. Disappointment over the Federal Reserve’s decision to only cut short-term rates by a modest quarter of a percentage point in June and signs of accelerating economic growth during the summer pressured these fixed income sectors.

Focus on telecommunications, cable/media, and airlines

Among investment-grade corporate bonds, we favored debt securities of industries and companies in the process of deleveraging, such as telecommunications [Sprint and AT&T] and cable/media [Clear Channel and Comcast Corp]. These debt

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securities performed well. Exposure to secured bonds of airlines such as Continental Airlines was another positive factor for the Fund. Airline bonds gained in value as air travel began to recover during the economic expansion. In contrast, we believe intense competition is harming business prospects in some consumer-oriented industries. Therefore, the Fund had a modest exposure to bonds of retailers and supermarkets.

The Fund also benefited from its modest exposure to the high yield sector, which gained impressively in 2003 after selling off sharply during the previous year. While the Fund held many corporate bonds that performed well, some did not. For example, it owned bonds of First Energy Corp that underperformed as the troubled utility faced continued delays in trying to restart its Davis Besse nuclear power plant.

A nod to commercial mortgage-backed securities

The Fund had a small position in commercial mortgage-backed securities, which we favored because they are not subject to prepayments like securities backed by residential mortgages. In addition, commercial mortgage-backed securities provided the Fund with incremental yield because they tend to yield more than highly rated investment-grade corporate bonds.

Global economic recovery aided emerging-market bonds

Turning to debt securities of issuers outside of the United States, the Fund maintained a small allocation to emerging-market bonds in 2003. The sector gained sharply in value during the year, helped by improving global economic conditions, the search for bonds with attractive yields, and rising commodity prices. The Fund’s emerging-market holdings consisted of Mexican bonds that performed well.

Dryden Short-Term Bond Fund, Inc./Dryden Short-Term Corporate Bond Fund	5

This Page Intentionally Left Blank

Portfolio of Investments

as of December 31, 2003

Moody’s Rating* (Unaudited)	Principal Amount (000)	Description	Value (Note 1)

LONG-TERM INVESTMENTS 92.9%

ASSET BACKED SECURITIES 2.0%
Aaa	$3,000	Citibank Credit Card Issuance Trust, Ser. 2000-A3, Class A3, 6.875%, 11/16/09	$3,416,115
Aaa	1,800	DaimlerChrysler Auto Trust, Ser. 2002-A, Class A4, 4.49%, 10/6/08	1,863,938
Aaa	1,000	Discover Card Master Trust I, Ser. 2000-9, Class A, 6.35%, 7/15/08	1,080,980

		Total asset backed securities (cost $6,338,256)	6,361,033

COLLATERALIZED MORTGAGE OBLIGATIONS 2.1%
Aaa	2,500	Greenwich Capital Commercial Funding Corp., Ser. 2003-C1, Class A2, 3.285%, 7/5/35	2,410,547
Aaa	3,900	Salomon Brothers Mortgage Securities, Inc., Ser. 2001-C2, Class A2, 6.168%, 2/13/10	4,275,701

		Total collateralized mortgage obligations (cost $6,733,759)	6,686,248

CORPORATE BONDS 87.7%
Ba1	500	Abitibi-Consolidated, Inc., 8.30%, 8/1/05	529,071
A1	1,250	Allstate Corp., Senior Notes, 5.375%, 12/1/06	1,345,360
		Altria Group, Inc.,
Baa2	800	5.625%, 11/4/08	820,671
Baa2	1,300	6.95%, 6/1/06	1,395,589
Ba1	820	AMFM, Inc., 8.00%, 11/1/08	949,150
A1	143	Anheuser-Busch Cos., Inc., 5.125%, 10/1/08	152,410
Baa2	160	Aon Corp., Senior Notes, 8.65%, 5/15/05	172,995
Baa2	750	Appalachian Power Co., 3.60%, 5/15/08	741,848

See Notes to Financial Statements.

Dryden Short-Term Bond Fund, Inc./Dryden Short-Term Corporate Bond Fund	7

Portfolio of Investments

as of December 31, 2003 Cont’d.

Moody’s Rating* (Unaudited)	Principal Amount (000)	Description	Value (Note 1)

Baa2	$900	Senior Notes, 4.80%, 6/15/05	$936,950
Baa1	875	Archstone-Smith Trust, 5.00%, 8/15/07	918,095
Baa1	650	Arizona Public Service Co., 7.625%, 8/1/05	700,801
Baa3	900	ArvinMeritor, Inc., 6.625%, 6/15/07	945,000
Baa2	1,800	AT&T Corp., Senior Notes, 7.25%, 11/15/06	1,990,505
Baa2	2,000	AT&T Wireless Services, Inc., Senior Notes, 7.35%, 3/1/06	2,187,056
		Bank of America Corp.,
Aa3	1,000	7.125%, 5/1/06	1,107,741
Aa3	1,200	8.50%, 1/15/07	1,393,704
Aa2	2,000	Senior Notes, 5.25%, 2/1/07	2,138,928
Aa2	2,000	Bank One NA Illinois, 5.50%, 3/26/07	2,161,596
		Bear Stearns Cos., Inc.,
A1	2,200	3.00%, 3/30/06	2,233,123
A1	1,000	6.50%, 5/1/06	1,090,028
Baa2	755	Black & Decker Corp., 7.00%, 2/1/06	825,196
Ba2	1,000	Boise Cascade Corp., M.T.N., 7.45%, 6/19/06	1,062,093
A1	1,490	Bristol-Myers Squibb Co., 4.75%, 10/1/06	1,575,605
Baa3	1,000	British Sky Broadcasting Group PLC, 7.30%, 10/15/06	1,113,469
		British Telecom PLC,
Baa1	950	7.00%, 5/23/07	1,061,150
Baa1	1,300	7.875%, 12/15/05	1,432,617
Baa3	1,000	Bunge Ltd. Finance Corp., 4.375%, 12/15/08	1,011,500
Baa2	1,125	Burlington Northern Santa Fe Corp., 6.375%, 12/15/05	1,214,372
Baa1	875	Burlington Resources Finance Co., 5.70%, 3/1/07	944,181
Baa2	600	Cadbury Schweppes US Finance, 3.875%, 10/1/08	597,275

See Notes to Financial Statements.

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Moody’s Rating* (Unaudited)	Principal Amount (000)	Description	Value (Note 1)

A3	$1,000	Campbell Soup Co., 5.50%, 3/15/07	$1,079,697
Baa2	690	Capital One Bank, 4.25%, 12/1/08	687,009
Baa2	1,845	Senior Notes, 6.875%, 2/1/06	1,995,917
A3	800	Carnival Corp., 3.75%, 11/15/07	801,430
Baa3	440	Carnival PLC, 7.30%, 6/1/07	488,893
A2	1,000	Caterpillar Financial Services Corp., 4.38%, 6/15/05	1,030,800
Baa1	1,430	Cendant Corp., 6.875%, 8/15/06	1,568,913
Ba1	750	CenterPoint Energy Resources Corp., 8.125%, 7/15/05	801,028
Aa2	2,095	ChevronTexaco Capital Co., 3.50%, 9/17/07	2,133,707
A2	2,285	CIT Group, Inc., Senior Notes, 5.50%, 11/30/07	2,446,497
		Citicorp, Inc., M.T.N.,
Aa2	100	6.375%, 11/15/08	110,606
Aa2	1,600	Sub Notes,, 7.20%, 6/15/07	1,822,514
		Citigroup, Inc.,
Aa1	650	5.00%, 3/6/07	690,063
Aa1	1,200	5.75%, 5/10/06	1,291,474
Baa2	1,371	Citizens Communications Co., 8.50%, 5/15/06	1,496,941
Baa3	670	Comcast Cable Communications, Inc., 8.375%, 5/1/07	776,784
Baa1	1,000	Commonwealth Edison Co., 7.625%, 1/15/07	1,130,872
A3	700	Compaq Computer Corp., 7.65%, 8/1/05	755,879
Baa3	900	Computer Associates, Inc., Senior Notes, 6.375%, 4/15/05	940,819
A2	290	Computer Sciences Corp., 6.75%, 6/15/06	318,029
Baa1	1,000	ConAgra Foods, Inc., 6.00%, 9/15/06	1,080,887

See Notes to Financial Statements.

Dryden Short-Term Bond Fund, Inc./Dryden Short-Term Corporate Bond Fund	9

Portfolio of Investments

as of December 31, 2003 Cont’d.

Moody’s Rating* (Unaudited)	Principal Amount (000)	Description	Value (Note 1)

A3	$1,500	Conoco Funding Co., 5.45%, 10/15/06	$1,609,344
		Consumers Energy Co.,
Baa3	1,000	4.25%, 4/15/08	1,009,987
Baa3	800	Continental Airlines, Inc., 6.32%, 11/1/08	789,076
Baa3	1,860	Continental Cablevision, Inc., Senior Notes, 8.30%, 5/15/06	2,085,395
A3	2,405	Countrywide Home Loans, Inc., M.T.N., 5.625%, 5/15/07	2,596,433
		Cox Communications, Inc.,
Baa2	585	3.875%, 10/1/08	585,596
Baa2	2,520	6.875%, 6/15/05	2,695,011
		Credit Suisse First Boston,
Aa3	800	3.875%, 1/15/09	799,046
Aa3	1,760	5.75%, 4/15/07	1,907,268
Aa3	800	5.875%, 8/1/06	863,545
		CSX Corp.,
Baa2	600	2.75%, 2/15/06	601,584
Baa2	1,100	7.45%, 5/1/07	1,247,556
A2	1,750	CVS Corp., 3.875%, 11/1/07	1,796,748
		DaimlerChrysler North America Holding, Inc.,
A3	1,305	4.05%, 6/4/08	1,296,116
A3	1,860	6.40%, 5/15/06	1,992,817
A3	1,250	Detroit Edison Co., Senior Notes, 5.05%, 10/1/05	1,307,544
Baa3	1,950	Deutsche Telekom International Finance, 8.25%, 6/15/05	2,115,272
A2	1,385	Diageo Capital PLC, 3.375%, 3/20/08	1,375,956
Baa1	2,050	Dominion Resources, Inc., 2.80%, 2/15/05	2,071,133
A3	400	Dow Chemical Co. 5.00%, 11/15/07	421,481
Baa2	1,600	Duke Energy Field Services LLC, 7.50%, 8/16/05	1,719,139
Baa1	800	Duke Realty LP, 3.50%, 11/1/07	803,160
Baa3	336	East Coast Power LLC, Senior Notes, 6.737%, 3/31/08	339,858

See Notes to Financial Statements.

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Moody’s Rating* (Unaudited)	Principal Amount (000)	Description	Value (Note 1)

Baa2	$1,000	Energy East Corp., 5.75%, 11/15/06	$1,079,744
Baa2	700	Enterprise Products Operating LP, 8.25%, 3/15/05	747,874
Baa1	1,550	EOP Operating LP, Senior Notes, 6.625%, 2/15/05	1,628,463
Baa1	540	Equifax, Inc., 4.95%, 11/1/07	564,795
Ba1	500	Equus Cayman Finance Ltd., 5.50%, 9/12/08	506,953
Baa1	1,280	Erac USA Finance Co., 8.25%, 5/1/05	1,380,625
Baa1	500	ERP Operating LP 6.63%, 4/13/05	529,864
A1	275	First Data Corp., M.T.N., 6.375%, 12/15/07	304,512
Aa3	1,367	First Union National Bank, 7.125%, 10/15/06	1,523,323
Baa2	1,500	FirstEnergy Corp., 5.50%, 11/15/06	1,553,763
A1	1,000	FleetBoston Financial Corp., Senior Notes, 4.875%, 12/1/06	1,060,845
Baa1	1,000	Ford Motor Co., 8.875%, 4/1/06	1,107,936
		Ford Motor Credit Co.,
A3	2,955	6.50%, 1/25/07	3,147,737
A3	4,830	6.875%, 2/1/06	5,155,098
Baa3	1,860	France Telecom SA, 8.45%, 3/1/06	2,077,611
Baa3	1,000	Fred Meyer, Inc., 7.375%, 3/1/05	1,059,452
Ba3	725	Gap, Inc., 6.90%, 9/15/07	800,219
		General Electric Capital Corp., M.T.N.,
Aaa	6,030	5.00%, 6/15/07(a)	6,422,836
Aaa	850	5.35%, 3/30/06	906,817
Aaa	2,805	5.375%, 3/15/07	3,017,123
Baa2	1,700	General Mills, Inc., 5.125%, 2/15/07	1,805,837

See Notes to Financial Statements.

Dryden Short-Term Bond Fund, Inc./Dryden Short-Term Corporate Bond Fund	11

Portfolio of Investments

as of December 31, 2003 Cont’d.

Moody’s Rating* (Unaudited)	Principal Amount (000)	Description	Value (Note 1)

		General Motors Acceptance Corp.,
A3	$1,400	4.50%, 7/15/06	$1,440,268
A3	5,350	6.125%, 2/1/07	5,753,481
Aa3	160	Goldman Sachs Group, Inc., 4.125%, 1/15/08	164,048
Baa3	680	Goodrich Corp., 6.45%, 12/15/07	736,813
Baa2	800	Halliburton Co., 2.65625%, 10/17/05(b)	808,702
Baa3	970	Harrahs Operating Co., Inc., 7.125%, 6/1/07	1,080,183
A3	725	Hartford Financial Services Group, Inc., 2.375%, 6/1/06	721,369
A3	1,000	Senior Notes, 7.75%, 6/15/05	1,083,288
Ba1	1,900	HCA, Inc., 7.125%, 6/1/06	2,058,521
		Hewlett-Packard Co.,
A3	500	5.50%, 7/1/07	540,400
A3	580	7.15%, 6/15/05	623,572
A2	400	Honeywell International, Inc., 6.875%, 10/3/05	434,699
		Household Finance Corp.,
A1	1,000	4.125%, 12/15/08	1,008,745
A1	1,130	5.75%, 1/30/07	1,221,647
A1	2,320	6.50%, 1/24/06	2,509,024
Baa3	800	ICI Wilmington, Inc., 4.375%, 12/1/08	796,993
Baa3	570	INTELSAT, 5.25%, 11/1/08	586,565
A1	750	International Business Machines Corp., 4.875%, 10/1/06	796,983
		International Lease Finance Corp.,
A1	1,200	2.95%, 5/23/06	1,209,495
A1	660	4.50%, 5/1/08	681,570
Baa2	1,300	International Paper Co., 8.125%, 7/8/05	1,416,154
		J.P. Morgan Chase & Co.,
A1	2,300	5.25%, 5/30/07	2,455,071
A2	1,000	6.50%, 8/1/05	1,069,956

See Notes to Financial Statements.

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Moody’s Rating* (Unaudited)	Principal Amount (000)	Description	Value (Note 1)

Ba3	$300	JC Penney Co., Inc. 7.375%, 8/15/08	$333,375
		John Deere Capital Corp.,
A3	600	4.50%, 8/22/07	627,803
A3	700	5.125%, 10/19/06	746,043
Baa2	1,250	Kellogg Co., 6.00%, 4/1/06	1,339,425
Baa3	1,750	Kerr-Mcgee Corp., 5.375%, 4/15/05	1,822,551
A3	1,000	KeySpan Corp., 7.25%, 11/15/05	1,089,677
		Kraft Foods, Inc.,
A3	2,250	4.625%, 11/1/06	2,347,938
A3	1,400	5.25%, 6/1/07	1,489,463
Baa3	1,000	Kroger, Inc., Senior Notes, 8.15%, 7/15/06	1,120,881
Ba1	700	Lear Corp., 7.96%, 5/15/05	749,000
		Lehman Brothers Holdings, Inc.,
A1	1,700	4.00%, 1/22/08	1,733,905
A1	1,665	6.625%, 2/5/06	1,810,509
Baa3	1,710	Liberty Media Corp., Senior Notes, 2.67%, 9/17/06(b)	1,728,588
		Lockheed Martin Corp.,
Baa2	1,100	7.70%, 6/15/08	1,277,475
Baa2	1,060	7.95%, 12/1/05	1,164,981
Baa2	750	Maytag Corp., M.T.N., 6.875%, 3/31/06	809,155
Baa1	1,835	MBNA America Bank, 6.50%, 6/20/06	1,997,924
A3	1,500	McDonnell Douglas Corp., 6.875%, 11/1/06	1,655,854
Baa2	1,000	MeadWestvaco Corp., 2.75%, 12/1/05	991,548
Aa3	700	Merrill Lynch & Co., Inc., 7.00%, 3/15/06	767,634
Aa3	1,000	4.00%, 11/15/07 M.T.N.	1,024,249
A2	1,500	Metlife, Inc., Senior Notes, 5.25%, 12/1/06	1,601,137
Ba1	700	MGM MIRAGE, 6.00%, 10/1/09	719,250

See Notes to Financial Statements.

Dryden Short-Term Bond Fund, Inc./Dryden Short-Term Corporate Bond Fund	13

Portfolio of Investments

as of December 31, 2003 Cont’d.

Moody’s Rating* (Unaudited)	Principal Amount (000)	Description	Value (Note 1)

Baa1	$1,000	Miller Brewing Co., 4.25%, 8/15/08	$1,013,333
		Morgan Stanley Dean Witter,
Aa3	1,150	3.625%, 4/1/08	1,151,625
Aa3	1,300	5.80%, 4/1/07	1,413,077
Aa3	2,000	6.10%, 4/15/06	2,164,240
Baa3	1,400	Motorola, Inc., 6.75%, 2/1/06	1,508,199
A1	1,200	National Rural Utilities Cooperative Finance Corp., 3.00%, 2/15/06	1,214,986
Baa2	900	Newell Rubbermaid, Inc., 2.00%, 5/1/05	898,048
Baa3	1,060	News America Holdings, Inc., Senior Notes, 8.50%, 2/15/05	1,128,359
Baa3	1,000	NiSource Finance Corp., 7.625%, 11/15/05	1,092,497
Baa1	1,700	Norfolk Southern Corp., Senior Notes, 6.00%, 4/30/08	1,847,738
Baa1	1,500	Occidental Petroleum Corp., Senior Notes, 7.65%, 2/15/06	1,643,716
Baa3	1,180	Ocean Energy, Inc., 4.375%, 10/1/07	1,219,106
A3	1,000	PacifiCorp, 4.30%, 9/15/08	1,021,444
		Pactiv Corp.,
Baa2	1,500	7.20%, 12/15/05	1,628,199
Ba1	1,000	Parker & Parsley Petroleum Co. Senior Notes, 8.875%, 4/15/05	1,070,249
		Pemex Project Funding Master Trust,
Baa1	1,070	7.875%, 2/1/09	1,208,030
Baa1	750	8.50%, 2/15/08	855,000
Baa1	950	Petroleos Mexicanos, 8.85%, 9/15/07	1,099,625
A3	1,000	Phillips Petroleum Co., 8.50%, 5/25/05	1,090,121
		PNC Funding Corp.,
A2	1,000	5.75%, 8/1/06	1,073,609
A3	400	6.125%, 2/15/09	440,570
Baa2	500	Potash Corp. of Saskatchewan, Inc., 7.125%, 6/15/07	561,259

See Notes to Financial Statements.

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Moody’s Rating* (Unaudited)	Principal Amount (000)	Description	Value (Note 1)

Baa1	$500	PPL Electric Utilities Corp., 5.875%, 8/15/07	$545,644
A3	500	Praxair, Inc., 6.625%, 10/15/07	556,550
Baa2	400	Progress Energy, Inc., Senior Notes 6.75%, 3/1/06	433,659
Baa1	1,585	PSE&G Power LLC, 6.875%, 4/15/06	1,727,957
Baa1	1,100	Public Service Co. of Colorado, 4.375%, 10/1/08	1,128,640
Baa2	750	Puget Energy, Inc., 3.363%, 6/1/08	726,593
Baa3	1,350	Quest Diagnostics, Inc., 6.75%, 7/12/06	1,475,334
		Raytheon Co.,
Baa3	600	6.15%, 11/1/08	652,885
Baa3	1,700	6.50%, 7/15/05	1,811,649
A3	800	Reed Elsevier Capital, Inc., 6.125%, 8/1/06	871,605
Aa3	1,000	Rio Tinto Finance USA Ltd., 5.75%, 7/3/06	1,076,903
Baa2	800	Safeway, Inc. 2.50%, 11/1/05	792,253
		Santander Finance Issuances,
A1	1,200	7.00%, 4/1/06	1,311,571
A1	1,000	7.25%, 5/30/06	1,102,941
A1	2,150	SBC Communications, Inc., 5.75%, 5/2/06	2,307,010
Baa2	1,000	Scholastic Corp., 5.75%, 1/15/07	1,071,463
Baa3	530	Sealed Air Corp., 8.75%, 7/1/08	631,487
Baa2	325	Simon Property Group LP, 6.75%, 6/15/05	346,003
Baa2	400	M.T.N., 7.125%, 6/24/05	428,487
A1	1,000	South Carolina Electric & Gas Co., 7.50%, 6/15/05	1,079,677
Baa2	1,400	Southern California Edison Co., 8.00%, 2/15/07	1,601,250

See Notes to Financial Statements.

Dryden Short-Term Bond Fund, Inc./Dryden Short-Term Corporate Bond Fund	15

Portfolio of Investments

as of December 31, 2003 Cont’d.

Moody’s Rating* (Unaudited)	Principal Amount (000)	Description	Value (Note 1)

Aa2	$2,000	Southwest Airlines Co., 5.496%, 11/1/06	$2,131,779
Baa3	2,645	Sprint Capital Corp., 7.125%, 1/30/06	2,861,541
Baa1	1,100	Tampa Electric Co., 5.375%, 8/15/07	1,169,067
A2	1,300	Target Corp., 5.95%, 5/15/06	1,405,195
		TCI Communications, Inc., Senior Notes,
Baa3	750	6.875%, 2/15/06	814,309
Baa3	1,000	8.00%, 8/1/05	1,087,417
Baa1	2,090	Telecomunicaciones de Puerto Rico Inc., 6.65%, 5/15/06	2,265,274
A3	1,100	Telefonica Europe, 7.35%, 9/15/05	1,193,688
Ba1	830	Telus Corp., 7.50%, 6/1/07	928,890
B1	670	Tenet Healthcare Corp., Senior Notes, 5.375%, 11/15/06	659,950
		Time Warner, Inc.,
Baa1	1,280	5.625%, 5/1/05	1,339,895
Baa1	1,900	6.125%, 4/15/06	2,045,401
		Travelers Property Casualty Corp., Senior Notes,
A2	1,100	3.75%, 3/15/08	1,104,784
Baa3	840	Tyson Foods, Inc., M.T.N. 6.625%, 10/17/05	877,625
A1	1,370	Unilever NV, M.T.N., 6.625%, 6/20/05	1,459,150
		Union Pacific Corp.,
Baa2	700	5.75%, 10/15/07	755,415
Baa2	920	6.70%, 12/1/06	1,019,612
Baa2	1,000	7.60%, 5/1/05	1,070,661
Baa2	965	United Mexican States, M.T.N., 8.50%, 2/1/06	1,079,835
A2	1,400	United Technologies Corp., 4.875%, 11/1/06	1,485,841
A2	3,000	Verizon Global Funding Corp., 6.125%, 6/15/07	3,283,035
A3	1,100	Virginia Electric & Power Co., Senior Notes, 5.75%, 3/31/06	1,177,767

See Notes to Financial Statements.

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Moody’s Rating* (Unaudited)	Principal Amount (000)	Description	Value (Note 1)

Aa3	$1,000	Wachovia Corp., 7.55%, 8/18/05	$1,090,138
		Walt Disney Co., M.T.N.,
Baa1	925	5.50%, 12/29/06	991,911
Baa1	1,215	Senior Notes, 6.75%, 3/30/06	1,321,490
A3	700	Washington Mutual, Inc., 7.50%, 8/15/06	781,999
A3	1,000	Senior Notes, 5.625%, 1/15/07	1,077,764
Baa3	1,000	Waste Management, Inc. 7.00%, 10/15/06	1,102,482
Aa2	1,000	Wells Fargo & Co., 7.125%, 8/15/06	1,114,398
Aa1	1,250	Senior Notes, 5.125%, 2/15/07	1,333,572
Aa1	800	Westdeutsche Landesbank, 6.05%, 1/15/09	883,052
		Weyerhaeuser Co.,
Baa2	750	5.50%, 3/15/05	780,792
Baa2	600	6.00%, 8/1/06	642,478
Baa2	1,200	6.125%, 3/15/07	1,300,588
		Wyeth,
Baa1	730	4.375%, 3/1/08	737,047
Baa1	176	6.50%, 3/15/06	189,845

		Total corporate bonds (cost $268,225,135)	277,339,520

U.S. GOVERNMENT SECURITIES 1.1%
		United States Treasury Notes,
	510	1.50%, 2/28/05	511,176
	1,680	2.625%, 11/15/06	1,694,831
	195	3.375%, 11/15/08	196,546
	960	3.375%, 12/15/08	966,525

		Total U.S. government securities (cost $3,367,517)	3,369,078

		Total long-term investments (cost $284,664,667)	293,755,879

See Notes to Financial Statements.

Dryden Short-Term Bond Fund, Inc./Dryden Short-Term Corporate Bond Fund	17

Portfolio of Investments

as of December 31, 2003 Cont’d.

Moody’s Rating* (Unaudited)	Principal Amount (000)	Description	Value (Note 1)

SHORT-TERM INVESTMENTS 5.8%

CORPORATE BONDS 5.8%
A3	$1,220	DaimlerChrysler North America Holding, Inc., M.T.N. 3.40%, 12/15/04	$1,232,647
A3	2,255	Dow Chemical Co. 5.25%, 5/14/04	2,279,386
Baa3	1,000	Electronic Data Systems Corp., 6.85%, 10/15/04	1,034,864
Baa1	1,000	ERP Operating LP 7.10%, 6/23/04	1,024,657
A3	1,400	Ford Motor Credit Co. 6.70%, 7/16/04	1,435,970
A2	600	Fortune Brands, Inc., Senior Notes, 7.125%, 11/1/04	626,749
A3	100	General Motors Acceptance Corp. 6.85%, 6/17/04	102,356
A3	300	John Deere Capital Corp., Senior Notes 5.52%, 4/30/04	304,048
Baa2	1,400	Mack-Cali Realty LP, 7.00%, 3/15/04	1,415,221
Baa2	1,500	Pepco Holdings, Inc., 1.98%, 11/15/04(b)	1,499,266
Ba2	1,460	Pinnacle Partners LP, Senior Notes, 8.83%, 8/15/04	1,512,925
Baa2	500	Progress Energy, Inc., Senior Notes 6.55%, 3/1/04	503,730
Baa3	718	Regional Jet Equipment Trust, 7.771%, 9/5/04	683,384
Baa2	1,500	Safeway, Inc., Senior Notes 6.85%, 9/15/04	1,550,298
Baa2	800	Simon Property Group LP 6.75%, 7/15/04	820,815
Baa3	550	Tyson Foods, Inc. 6.625%, 10/1/04	565,147
Baa3	1,000	Waste Management, Inc., Senior Notes 7.00%, 10/1/04	1,034,876
		Westvaco Corp.,
Baa2	812	6.85%, 11/15/04	844,149

		Total corporate bonds (cost $18,581,104)	18,470,488

See Notes to Financial Statements.

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Shares	Description	Value (Note 1)

MUTUAL FUND
	Dryden Core Investment Fund—Taxable Money Market Series (Note 3)
63,335	(cost $63,335)	$63,335

	Total short-term investments (cost $18,644,439)	18,533,823

	Total Investments 98.7% (cost $303,309,106; Note 5)	312,289,702
	Other assets in excess of liabilities 1.3%	3,998,048

	Net Assets 100%	$316,287,750

*	The Fund’s current Prospectus contains a description of Moody’s rating.
(a)	Segregated as collateral for financial futures contracts.
(b)	Floating rate bond. The coupon is indexed to a floating interest rate. The rate shown is the rate at December 31, 2003.

LP—Limited Partnership.

LLC—Limited Liability Company.

M.T.N.—Medium Term Note.

See Notes to Financial Statements.

Dryden Short-Term Bond Fund, Inc./Dryden Short-Term Corporate Bond Fund	19

Portfolio of Investments

as of December 31, 2003 Cont’d.

The industry classification of portfolio holdings and other assets shown as a percentage of net assets as of December 31, 2003 was as follows:

Finance	9.1%
Electric Utilities	8.3
Banking	8.0
Automotive	7.8
Brokerage	6.2
Telephones	5.2
Integrated Energy	5.1
Media Cable	4.7
Food and Beverage	4.3
Telecommunication Wireless	3.4
Aerospace/Defense	2.8
Retailers	2.8
Railroads	2.5
REIT	2.5
Paper	2.4
Commercial Mortgage Backed Securities	2.1
Asset Backed Securities	2.0
Insurance	1.9
Media Non Cable	1.7
Technology	1.7
Consumer Service	1.5
Sovereign	1.4
Chemicals	1.3
Pharmaceuticals	1.3
Airlines	1.1
Consumer Products	1.0
Health Care	0.9
Gas Pipelines	0.8
Environment	0.7
Packaging	0.7
Tobacco	0.7
Gaming	0.6
Diversified Manufacturing	0.5
Machinery	0.5
Other Industrials	0.4
Entertainment	0.3
Gas Utilities	0.3
Gas Distributor	0.2

98.7
Other assets in excess of liabilities	1.3

100.0%

See Notes to Financial Statements.

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Statement of Assets and Liabilities

DECEMBER 31, 2003	ANNUAL REPORT

Dryden Short-Term Bond Fund, Inc.

Dryden Short-Term Corporate Bond Fund

Statement of Assets and Liabilities

as of December 31, 2003

Assets

Investments, at value (cost $303,309,106)	$312,289,702
Cash	74,220
Interest receivable	4,227,838
Receivable for Fund shares sold	1,182,634
Due from broker—variation margin	26,505
Other Assets	5,696

Total assets	317,806,595

Liabilities

Payable for Fund shares reacquired	1,141,011
Distribution fee payable	123,807
Management fee payable	107,686
Accrued expenses	95,685
Dividends payable	36,859
Deferred directors’ fees	13,797

Total liabilities	1,518,845

Net Assets	$316,287,750

Net assets were comprised of:
Common stock, at par	$274,322
Paid-in capital in excess of par	319,153,772

319,428,094
Accumulated net investment Income	110,251
Accumulated net realized loss on investments	(12,172,845)
Net unrealized appreciation on investments	8,922,250

Net assets December 31, 2003	$316,287,750

See Notes to Financial Statements.

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Class A

Net asset value and redemption price per share
($125,479,222 ÷ 10,887,930 shares of common stock issued and outstanding)	$11.52
Maximum sales charge (3.25% of offering price)	0.39

Maximum offering price to public	$11.91

Class B

Net asset value, offering price and redemption price per share
($65,485,535 ÷ 5,682,471 shares of common stock issued and outstanding)	$11.52

Class C

Net asset value and redemption price per share
($64,852,082 ÷ 5,627,511 shares of common stock issued and outstanding)	$11.52
Sales charge (1% of offering price)	0.12

Offering price to public	$11.64

Class Z

Net asset value, offering price and redemption price per share
($60,470,911 ÷ 5,234,255 shares of common stock issued and outstanding)	$11.55

See Notes to Financial Statements.

Dryden Short-Term Bond Fund, Inc./Dryden Short-Term Corporate Bond Fund	23

Statement of Operations

Year Ended December 31, 2003

Net Investment Income

Income
Interest	$13,215,160
Dividends	71,890

13,287,050

Expenses
Management fee	1,185,249
Distribution fee—Class A	283,400
Distribution fee—Class B	656,832
Distribution fee—Class C	474,579
Transfer agent’s fees and expenses	357,000
Custodian’s fees and expenses	157,000
Reports to shareholders	106,000
Registration fees	66,000
Legal fees and expenses	50,000
Audit fee	32,000
Directors’ fees	12,000
Miscellaneous	10,993

Total expenses	3,391,053

Net investment income	9,895,997

Realized And Unrealized Gain (Loss) On Investments

Net realized gain on:
Investment transactions	2,130,253
Financial futures contracts	480,485

2,610,738

Net change in unrealized appreciation (depreciation) on:
Investments	862,052
Financial futures contracts	(314,783)

547,269

Net gain on investments	3,158,007

Net Increase In Net Assets Resulting From Operations	$13,054,004

See Notes to Financial Statements.

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Statement of Changes in Net Assets

	Year Ended December 31,
	2003	2002
Increase (Decrease) In Net Assets

Operations
Net investment income	$9,895,997	$8,339,722
Net realized gain (loss) on investments	2,610,738	(1,388,975)
Net change in unrealized appreciation (depreciation) on investments	547,269	6,068,810

Net increase in net assets resulting from operations	13,054,004	13,019,557

Dividends from net investment income (Note 1)
Class A	(5,257,518)	(4,634,137)
Class B	(2,554,822)	(1,698,631)
Class C	(2,618,980)	(1,447,452)
Class Z	(2,636,285)	(1,694,815)

	(13,067,605)	(9,475,035)

Fund share transactions (Net of share conversions) (Note 6)
Proceeds from shares sold	227,257,063	185,987,628
Net asset value of shares issued in reinvestment of dividends	9,608,018	7,083,268
Cost of shares reacquired	(147,904,316)	(136,481,278)

Net increase in net assets from Fund share transactions	88,960,765	56,589,618

Total increase	88,947,164	60,134,140

Net Assets

Beginning of year	227,340,586	167,206,446

End of year(a)	$316,287,750	$227,340,586

(a) Includes undistributed net investment income of:	$110,251	$—

See Notes to Financial Statements.

Dryden Short-Term Bond Fund, Inc./Dryden Short-Term Corporate Bond Fund	25

Notes to Financial Statements

Dryden Short-Term Bond Fund, Inc. (the “Fund”), formerly known as Prudential Short-Term Bond Fund, Inc., is registered under the Investment Company Act of 1940, as a diversified, open-end management investment company. The Fund consists of two portfolios- Dryden Ultra Short Bond Portfolio and Dryden Short-Term Corporate Bond Fund (the “Portfolio”), formerly known as the Income Portfolio. The financial statements of the other portfolio are not presented herein. The Portfolio’s investment objective is high current income consistent with the preservation of principal. Under normal circumstances, the Portfolio invests at least 80% of its investable assets in bonds of corporations with maturities of six years or less. The ability of issuers of debt securities held by the Portfolio to meet their obligations may be affected by economic developments in a specific industry or region.

Note 1. Accounting Policies

The following is a summary of significant accounting policies followed by the Fund and the Portfolio in the preparation of its financial statements.

Securities Valuation: Securities listed on a securities exchange (other than options on securities and indices) are valued at the last sale price on such exchange or market on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at last bid price on such day in the absence of an asked price. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI” or “Manager”), in consultation with the subadvisor, to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker. Futures contracts and options thereon traded on a commodities exchange or board of trade are valued at the last sale price at the close of trading on such exchange or board of trade or, if there was no sale on the applicable commodities exchange or board of trade on such day, at the mean between the most recently quoted prices on such exchange or board of trade or at the last bid price in the absence of an asked price. Prices may be obtained from independent pricing services which use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Securities for which reliable market quotations are not readily available, or for which the pricing service does not provide a valuation methodology, or does not present fair value, are valued at fair value in accordance with Board of Director’s approved fair valuation procedures.

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Investments in mutual funds are valued at their net asset value as of the close of the New York Stock Exchange on the date of valuation.

Short-term securities which mature in more than sixty days are valued at current market quotations. Short-term securities which mature in sixty days or less are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost.

Financial Futures Contracts: A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Portfolio is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin.” Subsequent payments, known as “variation margin,” are made or received by the Portfolio each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain (loss). When the contract expires or is closed, the gain (loss) is realized and is presented in the Statement of Operations as net realized gain (loss) on financial futures contracts.

The Portfolio invests in financial futures contracts in order to hedge its existing portfolio securities, or securities the Portfolio intends to purchase, against fluctuations in value caused by changes in prevailing interest rates or market conditions. Should interest rates move unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets.

Financial futures contracts involve elements of both market and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains or losses on sales of securities are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on an accrual basis.

Net investment income or loss, (other than distribution fees which are charged directly to the respective class) and unrealized and realized gains or losses are

Dryden Short-Term Bond Fund, Inc./Dryden Short-Term Corporate Bond Fund	27

Notes to Financial Statements

Cont’d

allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day. The Fund’s expenses are allocated to the respective portfolios on the basis of of relative net assets except for expenses that are charged directly at the portfolio level or class level.

Dividends and Distributions: The Fund expects to pay dividends of net investment income monthly and distributions of net realized capital gains, if any, annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-dividend date. Permanent book/tax differences relating to income and gains are reclassified amongst undistributed net investment income, accumulated net realized gain or loss and paid-in capital in excess of par, as appropriate.

Taxes: For federal income tax purposes, each portfolio in the Fund is treated as a separate tax paying entity. It is the Portfolio’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required.

Estimates: The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Note 2. Agreements

The Fund has a management agreement for the Portfolio with Prudential Investments LLC (“PI”). Pursuant to this agreement, PI has responsibility for all investment advisory services and supervises the subadviser’s performance of such services. PI has entered into a subadvisory agreement with Prudential Investment Management, Inc. (“PIM”). The subadvisory agreement provides that PIM will furnish investment advisory services in connection with the management of the Portfolio. In connection therewith, PIM is obligated to keep certain books and records of the Portfolio. PI pays for the services of PIM, the cost of compensation of officers of the Portfolio, occupancy and certain clerical and bookkeeping costs of the Portfolio. The Portfolio bears all other cost and expenses.

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The management fee paid to PI is computed daily and payable monthly, at an annual rate of .40 of 1% of the average daily net assets of the Portfolio.

The Portfolio has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class B, Class C, and Class Z shares of the Portfolio. The Portfolio compensates PIMS for distributing and servicing the Portfolio’s Class A, Class B and Class C shares pursuant to plans of distribution, (the “Class A, B and C Plans”), regardless of expenses actually incurred. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Z shares of the Portfolio.

Pursuant to the Class A, B and C Plans, the Portfolio compensates PIMS for distribution-related activities at an annual rate of up to .30 of 1%, 1% and 1%, of the average daily net assets of the Class A, B and C shares, respectively. For the year ended December 31, 2003, PIMS contractually agreed to limit such fees to .25 of 1% and .75 of 1% of the average daily net assets of the Class A shares and Class C shares, respectively.

PIMS has advised the Portfolio that it received approximately $340,200 and $188,200 in front-end sales charges resulting from sales of Class A and Class C shares, respectively, for the year ended December 31, 2003. From these fees, PIMS paid such sales charges to affiliated broker-dealers, which in turn paid commissions to salespersons and incurred other distribution costs.

PIMS has advised the Portfolio that during the year ended December 31, 2003, it received approximately $158,600 and $80,800 in contingent deferred sales charges imposed upon certain redemptions by Class B and Class C shareholders, respectively.

PI, PIM and PIMS are indirect wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

The Portfolio, along with other affiliated registered investment companies (the “Funds”), is a party to a syndicated credit agreement (“SCA”) with a group of banks. The SCA provides for a commitment of $800 million and allows the Funds to increase the commitment to $1 billion, if necessary. Interest on any borrowings will be incurred at market rates. The Funds pay a commitment fee of .08 of 1% of the unused portion of the SCA. The commitment fee is accrued daily and paid quarterly and is allocated to the Funds pro rata based on net assets. The purpose of the SCA is to serve as an alternative source of funding for capital share redemptions. The expiration date of the SCA was May 2, 2003. On May 2, 2003, the SCA was renewed under the same terms and conditions (“May 2003 renewal”). The expiration date of the May 2003

Dryden Short-Term Bond Fund, Inc./Dryden Short-Term Corporate Bond Fund	29

Notes to Financial Statements

Cont’d

renewal is April 30, 2004. The Portfolio did not borrow any amounts pursuant to the SCA during the year ended December 31, 2003.

Note 3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent. During the year ended December 31, 2003, the Portfolio incurred fees of approximately $285,100 for the services of PMFS. As of December 31, 2003, approximately $26,100 of such fees were due to PMFS. Transfer agent fees and expenses in the Statement of Operations also include certain out-of-pocket expenses paid to nonaffiliates, where applicable.

The Portfolio pays networking fees to affiliated and unaffiliated broker/dealers. These networking fees are payments made to broker/dealers that clear mutual fund transactions through a national clearing system. The Portfolio incurred approximately $35,300 in total networking fees, of which the amount relating to the services of Wachovia Securities, LLC (“Wachovia”) and Prudential Securities, Inc. (“PSI”), affiliates of PI, was approximately $34,500 for the year ended December 31, 2003. Effective July 1, 2003 Prudential and Wachovia Corp. formed a joint venture (“Wachovia Securities, LLC”) whereby Prudential and Wachovia Corp. combined their brokerage business with Prudential holding a minority interest. Prior to July 1, 2003, PSI was an indirect, wholly-owned subsidiary of Prudential. These amounts are included in transfer agent’s fees and expenses in the Statement of Operations.

The Portfolio invests in the Taxable Money Market Series (the “Series”), a portfolio of Dryden Core Investment Fund, formerly Prudential Core Investment Fund, pursuant to an exemptive order received from the Securities and Exchange Commission. The Series is a money market mutual fund registered under the Investment Company Act of 1940, as amended, and managed by PI. During the year ended December 31, 2003, the Fund earned income of approximately $71,890, from the Series by investing its excess cash.

Note 4. Portfolio Securities

Purchases and sales of investment securities, other than short-term investments, for the year ended December 31, 2003, aggregated $297,751,946, and $184,473,356, respectively.

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During the year ended December 31, 2003, the Portfolio entered into financial futures contracts. Details of open contracts at December 31, 2003, are as follows:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at December 31, 2003	Unrealized Appreciation/ (Depreciation)
	Long Position:
269	U.S. T-Notes 5 yr	March 04	$29,978,746	$30,027,125	$48,379
	Short Position:
188	U.S. T-Notes 2 yr	March 04	40,134,087	40,240,812	(106,725)

					(58,346)

Note 5. Distributions and Tax Information

In order to present undistributed net investment income or loss and accumulated net realized gains or loss on the Statement of Assets and Liabilities that more closely represent their tax character, certain adjustments have been made to paid-in-capital in excess of par, undistributed net investment income or loss and accumulated net realized gain or loss on investments. For the year ended December 31, 2003, the adjustments were to increase accumulated net realized loss and increase net investment income by $3,301,756 due to the difference in the treatment of market discount accretion and premium amortization between financial and tax reporting, and sale of securities purchased with market discount. Net investment income, net realized gains and net assets were not affected by this change.

For the years ended December 31, 2003 and December 31, 2002, the tax character of dividends paid, as reflected in the Statement of Changes in Net Assets of $13,067,605 and $9,475,035, respectively, was ordinary income.

As of December 31, 2003, the accumulated undistributed earnings on tax basis consisted of $110,251 of ordinary income.

For federal income tax purposes, the Portfolio had a capital loss carryforward at December 31, 2003 of approximately $9,186,000 of which $2,081,000 expires in 2004, $1,537,000 expires in 2007, $1,933,000 expires in 2008 and $3,635,000 expires in 2010. Approximately $1,069,000 of its capital loss carryforward was used to offset net taxable gain realized in the fiscal year ended December 31, 2003. Accordingly, no capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such carryforward.

The United States federal income tax basis of the Portfolio’s investments and the net unrealized appreciation as of December 31, 2003 were as follows:

Tax Basis of Investments	Appreciation	Depreciation	Net Unrealized Appreciation
$306,354,786	$7,586,968	$1,652,052	$5,934,916

Dryden Short-Term Bond Fund, Inc./Dryden Short-Term Corporate Bond Fund	31

Notes to Financial Statements

Cont’d

The difference between book and tax basis was primarily attributable to deferred losses on wash sales and differences in the treatment of discount amortization for book and tax purposes.

Note 6. Capital

The Portfolio offers Class A, Class B, Class C and Class Z shares. Class A shares are sold with a front-end sales charge of up to 3.25%. Class B shares are sold with a contingent deferred sales charge which declines from 3% to zero depending on the period of time the shares are held. From December 17, 2001 to December 31, 2001, Class C shares were sold with no front-end sales charge and a contingent deferred sales charge of 1% during the first 12 months. As of January 2, 2002, Class C shares are sold with a front-end sales charge of 1% and a contingent deferred sales charge of 1% during the first 18 months. Class B shares automatically convert to Class A shares on a quarterly basis approximately five years after purchase. A special exchange privilege is also available for shareholders who qualify to purchase Class A shares at net asset value. Class Z shares are not subject to any sales or redemption charge and are offered exclusively for sale to a limited group of investors.

There are 500 million authorized shares of $.01 par value common stock, divided into four classes for each portfolio, designated Class A, Class B, Class C and Class Z common stock, each of which consists of 62,500,000 authorized shares for each portfolio.

Transactions in shares of common stock were as follows:

Class A	Shares	Amount
Year ended December 31, 2003:
Shares sold	6,896,024	$79,763,132
Shares issued in reinvestment of dividends	318,084	3,680,915
Shares reacquired	(5,326,237)	(61,574,456)

Net increase (decrease) in shares outstanding before conversion	1,887,871	21,869,591
Shares issued upon conversion from Class B	270,551	3,145,368

Net increase (decrease) in shares outstanding	2,158,422	$25,014,959

Year ended December 31, 2002:
Shares sold	6,149,615	$69,460,873
Shares issued in reinvestment of dividends	296,422	3,349,235
Shares reacquired	(5,691,130)	(64,308,172)

Net increase (decrease) in shares outstanding before conversion	754,907	8,501,936
Shares issued upon conversion from Class B	246,290	2,787,044

Net increase (decrease) in shares outstanding	1,001,197	$11,288,980

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Class B	Shares	Amount
Year ended December 31, 2003:
Shares sold	3,053,564	$35,333,336
Shares issued in reinvestment of dividends	164,784	1,907,023
Shares reacquired	(1,988,038)	(22,969,228)

Net increase (decrease) in shares outstanding before conversion	1,230,310	14,271,131
Shares issued upon conversion into Class A	(270,551)	(3,145,368)

Net increase (decrease) in shares outstanding	959,759	$11,125,763

Year ended December 31, 2002:
Shares sold	3,830,530	$43,259,906
Shares issued in reinvestment of dividends	110,429	1,247,790
Shares reacquired	(1,388,417)	(15,672,986)

Net increase (decrease) in shares outstanding before conversion	2,552,542	28,834,710
Shares issued upon conversion into Class A	(246,396)	(2,787,044)

Net increase (decrease) in shares outstanding	2,306,146	$26,047,666

Class C
Year ended December 31, 2003:
Shares sold	4,107,631	$47,420,875
Shares issued in reinvestment of dividends	162,069	1,875,800
Shares reacquired	(2,082,203)	(24,075,348)

Net increase (decrease) in shares outstanding	2,187,497	$25,221,327

Year ended December 31, 2002:
Shares sold	2,599,351	$29,353,268
Shares issued in reinvestment of dividends	92,514	1,045,211
Shares reacquired	(1,543,188)	(17,430,032)

Net increase (decrease) in shares outstanding	1,148,677	$12,968,447

Class Z
Year ended December 31, 2003:
Shares sold	5,577,985	$64,739,720
Shares issued in reinvestment of dividends	184,843	2,144,280
Shares reacquired	(3,388,848)	(39,285,284)

Net increase (decrease) in shares outstanding	2,373,980	$27,598,716

Year ended December 31, 2002:
Shares sold	3,884,176	$43,913,581
Shares issued in reinvestment of dividends	127,276	1,441,032
Shares reacquired	(3,445,370)	(39,070,088)

Net increase (decrease) in shares outstanding	566,082	$6,284,525

Dryden Short-Term Bond Fund, Inc./Dryden Short-Term Corporate Bond Fund	33

Financial Highlights

Class A
Year Ended December 31, 2003

Per Share Operating Performance:
Net Asset Value, Beginning Of Year	$11.51

Income from investment operations:
Net investment income	.42
Net realized and unrealized gain (loss) on investment transactions	.13

Total from investment operations	.55

Less Distributions:
Dividends from net investment income	(.54)

Net asset value, end of year	$11.52

Total Return(a):	4.83%
Ratios/Supplemental Data:
Net assets, end of year (000)	$125,479
Average net assets (000)	$113,360
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees(b)	.92%
Expenses, excluding distribution and service (12b-1) fees	.67%
Net investment income	3.57%
For Class A, B, C and Z shares:
Portfolio turnover rate	64%

(a)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions.
(b)	The distributor of the Portfolio contractually agreed to limit its distribution and service (12b-1) fees to .25 of 1% of the average daily net assets of the Class A shares.

See Notes to Financial Statements.

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Class A

Year Ended December 31,

2002	2001	2000	1999

$11.35	$11.17	$10.99	$11.42

.50	.62	.64	.62
.23	.19	.18	(.43)

.73	.81	.82	.19

(.57)	(.63)	(.64)	(.62)

$11.51	$11.35	$11.17	$10.99

6.69%	7.40%	7.65%	1.72%

$100,436	$87,716	$72,467	$85,360
$91,136	$78,485	$76,619	$86,025

1.01%	1.05%	1.07%	1.02%
.76%	.80%	.82%	.77%
4.50%	5.42%	5.77%	5.56%

92%	243%	171%	168%

See Notes to Financial Statements.

Dryden Short-Term Bond Fund, Inc./Dryden Short-Term Corporate Bond Fund	35

Financial Highlights

Cont’d

Class B
Year Ended December 31, 2003

Per Share Operating Performance:
Net Asset Value, Beginning Of Year	$11.51

Income/loss from investment operations:
Net investment income	.33
Net realized and unrealized gain (loss) on investment transactions	.13

Total from investment operations	.46

Less Distributions:
Dividends from net investment income	(.45)

Net asset value, end of year	$11.52

Total Return(a):	4.05%
Ratios/Supplemental Data:
Net assets, end of year (000)	$65,486
Average net assets (000)	$65,683
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees	1.67%
Expenses, excluding distribution and service (12b-1) fees	.67%
Net investment income	2.82%

(a)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions.

See Notes to Financial Statements.

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Class B

Year Ended December 31,

2002	2001	2000	1999

$11.35	$11.17	$10.98	$11.41

.43	.56	.58	.56
.22	.19	.19	(.43)

.65	.75	.77	.13

(.49)	(.57)	(.58)	(.56)

$11.51	$11.35	$11.17	$10.98

5.90%	6.86%	7.21%	1.21%

$54,335	$27,416	$14,950	$22,281
$39,427	$16,509	$17,787	$29,870

1.76%	1.55%	1.57%	1.52%
.76%	.80%	.82%	.77%
3.72%	4.89%	5.26%	5.03%

See Notes to Financial Statements.

Dryden Short-Term Bond Fund, Inc./Dryden Short-Term Corporate Bond Fund	37

Financial Highlights

Cont’d

Class C
Year Ended December 31, 2003

Per Share Operating Performance:
Net Asset Value, Beginning Of Year	$11.51

Income/loss from investment operations:
Net investment income	.36
Net realized and unrealized gain (loss) on investment transactions	.13

Total from investment operations	.49

Less Distributions:
Dividends from net investment income	(.48)

Net asset value, end of year	$11.52

Total Return(a):	4.31%
Ratios/Supplemental Data:
Net assets, end of year (000)	$64,852
Average net assets (000)	$63,277
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees(b)	1.42%
Expenses, excluding distribution and service (12b-1) fees	.67%
Net investment income	3.07%

(a)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions.
(b)	The distributor of the Portfolio contractually agreed to limit its distribution and service (12b-1) fees to .75 of 1% of the average daily net assets of the Class C shares.

See Notes to Financial Statements.

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Class C

Year Ended December 31,

2002	2001	2000	1999

$11.35	$11.17	$10.98	$11.41

.45	.56	.58	.57
.23	.19	.19	(.43)

.68	.75	.77	.14

(.52)	(.57)	(.58)	(.57)

$11.51	$11.35	$11.17	$10.98

6.16%	6.87%	7.21%	1.21%

$39,581	$25,996	$1,698	$2,185
$31,593	$5,252	$1,902	$1,767

1.51%	1.55%	1.57%	1.52%
.76%	.80%	.82%	.77%
4.00%	4.70%	5.27%	5.10%

See Notes to Financial Statements.

Dryden Short-Term Bond Fund, Inc./Dryden Short-Term Corporate Bond Fund	39

Financial Highlights

Cont’d

Class Z
Year Ended December 31, 2003

Per Share Operating Performance:
Net Asset Value, Beginning Of Year	$11.53

Income/loss from investment operations:
Net investment income	.46
Net realized and unrealized gain (loss) on investment transactions	.13

Total from investment operations	.59

Less Distributions:
Dividends from net investment income	(.57)

Net asset value, end of year	$11.55

Total Return(a):	5.18%
Ratios/Supplemental Data:
Net assets, end of year (000)	$60,471
Average net assets (000)	$53,992
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees	.67%
Expenses, excluding distribution and service (12b-1) fees	.67%
Net investment income	3.81%

(a)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions.

See Notes to Financial Statements.

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Class Z

Year Ended December 31,

2002	2001	2000	1999

$11.37	$11.19	$11.00	$11.42

.52	.65	.67	.65
.24	.19	.19	(.42)

.76	.84	.86	.23

(.60)	(.66)	(.67)	(.65)

$11.53	$11.37	$11.19	$11.00

6.95%	7.66%	8.01%	2.07%

$32,988	$26,079	$5,793	$4,029
$31,894	$11,166	$4,036	$2,833

.76%	.80%	.82%	.77%
.76%	.80%	.82%	.77%
4.73%	5.53%	6.06%	5.84%

See Notes to Financial Statements.

Dryden Short-Term Bond Fund, Inc./Dryden Short-Term Corporate Bond Fund	41

Report of Independent Auditors

To the Shareholders and Board of Directors of Dryden Short-Term Bond Fund, Inc./

Dryden Short-Term Corporate Bond Fund

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Dryden Short-Term Bond Fund, Inc./Dryden Short-Term Corporate Bond Fund, formerly Prudential Short-Term Corporate Bond Fund, Inc./Income Portfolio (the “Fund”), at December 31, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2003 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP New York, New York February 20, 2004

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Tax Information

(Unaudited)

We are required by the Internal Revenue Code to advise you within 60 days of the Fund’s fiscal year end (December 31, 2003) as to the federal tax status of dividends paid by the Fund during such fiscal year. Accordingly, we are advising you that during the fiscal year ended December 31, 2003, dividends paid from net investment income totaling $.54 per Class A share, $.45 per Class B share, $.48 per Class C share and $.57 per Class Z share are taxable as ordinary income.

We are required by Massachusetts, Missouri and Oregon to inform you that dividends which have been derived from interest on federal obligations are not taxable to shareholders providing the Mutual Fund meets certain requirements mandated by the respective state’s taxing authorities. We are pleased to report that 1.46% of the dividends paid by the Portfolio qualifies for such deduction. Further, we wish to advise you that none of the ordinary income dividend paid in the fiscal year ended December 31, 2003 qualified for the corporate dividends received deduction available to corporate taxpayers. Only funds that invest in U.S. equity securities are entitled to pass-through a corporate dividends received deduction.

In January 2004, you will be advised on IRS Form 1099 DIV or substitute Form 1099, as to the federal tax status of the distributions received by you in calendar 2003. The amounts that will be reported on such form 1099 DIV will be the amounts to use on your federal income tax return and will differ from the amounts which we must report for the Fund’s fiscal year ended December 31, 2003.

Dryden Short-Term Bond Fund, Inc./Dryden Short-Term Corporate Bond Fund	43

Dryden Short-Term Bond Fund, Inc.

Dryden Short-Term Corporate Bond Fund

Supplemental Proxy Information

(Unaudited)

A Special Meeting of Shareholders was held on July 17, 2003, and adjourned to August 21, 2003 and further adjourned to September 12, 2003, October 10, 2003, November 5, 2003, November 21, 2003 and December 5, 2003. At such meetings the shareholders approved the following proposals:

1)*	To approve the election of ten (10) directors to the Board of Directors, as follows:

•	David E.A. Carson
•	Robert E. La Blanc
•	Robert F. Gunia
•	Douglas H. McCorkindale
•	Stephen P. Munn†
•	Richard A. Redeker
•	Judy A. Rice
•	Robin B. Smith
•	Stephen Stoneburn
•	Clay T. Whitehead

The result of the proxy solicitation on the preceding matter was:

Matter	Votes For	Votes Against	Votes Withheld	Abstentions
David E.A. Carson	19,947,549	—	221,744	—
Robert E. La Blanc	19,942,032	—	227,188	—
Robert F. Gunia	19,943,135	—	226,188	—
Douglas H. McCorkindale	19,949,486	—	219,837	—
Stephen P. Munn†	19,949,859	—	219,464	—
Richard A. Redeker	19,955,525	—	213,798	—
Judy A. Rice	19,948,744	—	220,579	—
Robin B. Smith	19,944,743	—	224,580	—
Stephen Stoneburn	19,954,032	—	215,291	—
Clay T. Whitehead	19,954,015	—	215,308	—

†Mr.	Munn ceased being a director effective November 30, 2003.

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2)**	To Permit the Manager to Enter into, or make material changes to, Subadvisory Agreements without shareholder approval.

For	Against	Abstain
9,584,277	1,033,918	390,721

3)*	To Permit an amendment to the Management Contract Between PI and the Company.

For	Against	Abstain
19,402,382	507,442	259,499

4a)**	To approve changes to fundamental investment restrictions or policies, relating to: fund diversification.

For	Against	Abstain
10,028,096	606,816	374,005

4b)**	To approve changes to fundamental investment restrictions or policies, relating to: issuing senior securities, borrowing money or pledging assets.

For	Against	Abstain
9,777,105	806,793	425,018

4c)**	To approve changes to fundamental investment restrictions or policies, relating to: buying and selling real estate.

For	Against	Abstain
9,899,354	695,318	414,244

4d)**	To approve changes to fundamental investment restrictions or policies, relating to: buying and selling commodities and commodity contracts.

For	Against	Abstain
9,808,200	811,632	389,084

4e)**	To approve changes to fundamental investment restrictions or policies, relating to: fund concentration.

For	Against	Abstain
9,941,071	675,396	392,450

4f)**	To approve changes to fundamental investment restrictions or policies, relating to: making loans.

For	Against	Abstain
9,805,835	793,632	409,449

Dryden Short-Term Bond Fund, Inc./Dryden Short-Term Corporate Bond Fund	45

4g)**	To approve changes to fundamental investment restrictions or policies, relating to: other investment restrictions, including investing in securities of other investment companies.

For	Against	Abstain
9,875,615	747,025	386,276

5)***	To approve amendments to the Company’s Articles of Incorporation.

*	Approved at the July 17, 2003 meeting.
**	Approved at the August 21, 2003 meeting.
***	Not approved.

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Management of the Fund

(Unaudited)

Information pertaining to the Directors of the Fund is set forth below. Directors who are not deemed to be “interested persons” of the Fund, as defined in the 1940 Act are referred to as “Independent Directors.” Directors who are deemed to be “interested persons” of the Fund are referred to as “Interested Directors.” “Fund Complex”† consists of the Fund and any other investment companies managed by Prudential Investments LLC (the Manager or PI).

Independent Directors2

David E.A. Carson (69), Director since 20033

Oversees 90 portfolios in Fund complex

Principal occupations (last 5 years): Director (January 2000 to May 2000), Chairman (January 1999 to December 1999), Chairman and Chief Executive Officer (January 1998 to December 1998) and President, Chairman and Chief Executive Officer (1983-1997) of People’s Bank.

Other Directorships held:4 Director of United Illuminating and UIL Holdings (utility company), since 1993.

Robert E. La Blanc (69), Director since 20033

Oversees 98 portfolios in Fund complex

Principal occupations (last 5 years): President (since 1981) of Robert E. La Blanc Associates, Inc. (telecommunications); formerly General Partner at Salomon Brothers and Vice-Chairman of Continental Telecom; Trustee of Manhattan College.

Other Directorships held:4 Director of Storage Technology Corporation (since 1979) (technology), Chartered Semiconductor Manufacturing, Ltd. (since 1998); Titan Corporation (electronics) (since 1995), Computer Associates International, Inc. (since 2002) (software company); FiberNet Telecom Group, Inc. (since 2003) (telecom company); Director (since April 1999) of the High Yield Plus Fund, Inc.

Douglas H. McCorkindale (64), Director since 20033

Oversees 91 portfolios in Fund complex

Principal occupations (last 5 years): Chairman (since February 2001), Chief Executive Officer (since June 2000) and President (since September 1997) of Gannett Co. Inc. (publishing and media); formerly Vice Chairman (March 1984-May 2000) of Gannett Co., Inc.

Other Directorships held:4 Director of Gannett Co. Inc., Director of Continental Airlines, Inc. (since May 1993); Director of Lockheed Martin Corp. (aerospace and defense) (since May 2001); Director of The High Yield Plus Fund, Inc. (since 1996).

Richard A. Redeker (60), Director since 19933

Oversees 92 portfolios in Fund complex

Principal occupations (last 5 years): Management Consultant; Director of Invesmart, Inc. (since 2001) and Director of Penn Tank Lines, Inc. (since 1999).

Other Directorships held:4 None.

Dryden Short-Term Bond Fund, Inc./Dryden Short-Term Corporate Bond Fund	47

Robin B. Smith (64), Director since 20033

Oversees 97 portfolios in Fund complex

Principal occupations (last 5 years): Chairman of the Board (since January 2003) of Publishers Clearing House (direct marketing), formerly Chairman and Chief Executive Officer (August 1996-January 2003) of Publishers Clearing House.

Other Directorships held:4 Director of BellSouth Corporation (since 1992).

Stephen D. Stoneburn (60), Director since 20033

Oversees 95 portfolios in Fund complex

Principal occupations (last 5 years): President and Chief Executive Officer (since June 1996) of Quadrant Media Corp. (a publishing company); formerly President (June 1995-June 1996) of Argus Integrated Media, Inc.; Senior Vice President and Managing Director (January 1993-1995) of Cowles Business Media and Senior Vice President of Fairchild Publications, Inc. (1975-1989).

Other Directorships held:4 None

Clay T. Whitehead (64), Director since 20033

Oversees 96 portfolios in Fund complex

Principal occupations (last 5 years): President (since 1983) of National Exchange Inc. (new business development firm).

Other Directorships held:4 Director (since 2000) of the High Yield Plus Fund, Inc.

Interested Directors1

Judy A. Rice (56), President since 2003 and Director since 20003

Oversees 95 portfolios in Fund complex

Principal occupations (last 5 years): President, Chief Executive Officer, Chief Operating Officer and Officer-in-Charge (since 2003) of PI; Director, Officer-in-Charge, President, Chief Executive Officer and Chief Operating Officer (since May 2003) of American Skandia Advisory Services, Inc. and American Skandia Investment Services, Inc.; Director, Officer-in-Charge, President, Chief Executive Officer (since May 2003) of American Skandia Fund Services, Inc.; Vice President (since February 1999) of Prudential Investment Management Services LLC; President, Chief Executive Officer and Officer-In-Charge (since April 2003) of Prudential Mutual Fund Services LLC; formerly various positions to Senior Vice President (1992-1999) of Prudential Securities; and various positions to Managing Director (1975-1992) of Salomon Smith Barney; Member of Board of Governors of the Money Management Institute.

Other Directorships held:4 None

Robert F. Gunia (57), Vice President and Director since 19963

Oversees 179 portfolios in Fund complex

Principal occupations (last 5 years): Chief Administrative Officer (since June 1999) of PI; Executive Vice President and Treasurer (since January 1996) of PI; President (since April 1999) of Prudential Investment Management Services LLC (PIMS); Corporate Vice President (since September 1997) of The Prudential Insurance Company of America (Prudential); Director, Executive Vice President and Chief Administrative Officer (since May 2003) of American Skandia Investment Services, Inc., American Skandia Advisory Services, Inc. and American Skandia Fund Services, Inc.; Executive Vice President (since March 1999) and Treasurer (since May 2000) of Prudential Mutual Fund Services LLC; formerly Senior Vice President (March 1987-May 1999) of Prudential Securities Incorporated (Prudential Securities).

Other Directorships held:4 Vice President and Director (since May 1989) and Treasurer (since 1999) of The Asia Pacific Fund, Inc.

48	Visit our website at www.jennisondryden.com

Information pertaining to the Officers of the Fund is set forth below.

Officers2

Marguerite E.H. Morrison (47), Chief Legal Officer since 2003 and Assistant Secretary since 20023

Principal occupations (last 5 years): Vice President and Chief Legal Officer—Mutual Funds and Unit Investment Trust (since August 2000) of Prudential; Senior Vice President and Secretary (since April 2003) of PI; Senior Vice President and Secretary (since May 2003) of American Skandia Investment Services, Inc., American Skandia Advisory Services, Inc. and American Skandia Fund Services, Inc.; Vice President and Assistant Secretary of PIMS (since October 2001), previously Senior Vice President and Assistant Secretary (February 2001-April 2003) of PI, Vice President and Associate General Counsel (December 1996-February 2001) of PI.

Deborah A. Docs (46), Secretary since 19963

Principal occupations (last 5 years): Vice President and Corporate Counsel (since January 2001) of Prudential; Vice President and Assistant Secretary (since December 1996) of PI, Vice President and Assistant Secretary (since May 2003) of American Skandia Investment Services, Inc.

Maryanne Ryan (39), Anti-Money Laundering Compliance Officer since 20023

Principal occupations (last 5 years): Vice President, Prudential (since November 1998), First Vice President, Prudential Securities (March 1997-May 1998); Anti-Money Laundering Compliance Officer (since 2003) of American Skandia Investment Services, Inc., American Skandia Advisory Services, Inc. and American Skandia Marketing, Inc.

Grace C. Torres (44), Treasurer and Principal Financial and Accounting Officer since 19963

Principal occupations (last 5 years): Senior Vice President (since January 2000) of PI, Senior Vice President and Assistant Treasurer (since May 2003) of American Skandia Investment Services, Inc. and American Skandia Advisory Services, Inc.; formerly First Vice President (December 1996-January 2000) of PI and First Vice President (March 1993-1999) of Prudential Securities.

[1]	“Interested” Directors, as defined in the 1940 Act, by reason of employment with the Manager, (Prudential Investments LLC or PI), the Subadviser Prudential Investment Management Inc. or PIM) or the Distributor (Prudential Investment Management Services LLC or PIMS).

[2]	Unless otherwise noted, the address of the Directors and Officers is c/o: Prudential Investments LLC, Gateway Center Three, 100 Mulberry Street, Newark, NJ 07102.

[3]	There is no set term of office for Directors and Officers. The Independent Directors have adopted a retirement policy, which calls for the retirement of Directors on December 31 of the year in which they reach the age of 75. The table shows the individuals length of service as Director and/or Officer.

[4]	This includes only directorships of companies requested to register, or file reports with the SEC under the Securities and Exchange Act of 1934 (that is, “public companies”) or other investment companies registered under the 1940 Act.

Dryden Short-Term Bond Fund, Inc./Dryden Short-Term Corporate Bond Fund	49

†	The Fund Complex consists of all investment companies managed by PI. The Funds for which PI serves as manager include JennisonDryden Mutual Funds, Strategic Partners Funds, American Skandia Advisor Funds, Inc., The Prudential Variable Contract Accounts 2, 10, 11, The Target Portfolio Trust, The Prudential Series Fund, Inc., American Skandia Trust, and Prudential’s Gibraltar Fund.

Additional information about the Fund’s Directors is included in the Fund’s Statement of Additional Information which is available without charge, upon request, by calling (800) 521-7466 or (732) 482-7555 (Calling from outside the U.S.)

50	Visit our website at www.jennisondryden.com

Growth of a $10,000 Investment

Average Annual Total Returns (With Sales Charges) as of 12/31/03
	One Year	Five Years	Ten Years	Since Inception
Class A	1.43%	4.94%	5.41%	6.54% (6.42)

Class B	1.05	5.03	5.10	5.22

Class C	2.28	4.92	N/A	5.50

Class Z	5.18	5.95	N/A	6.29

Average Annual Total Returns (Without Sales Charges) as of 12/31/03
	One Year	Five Years	Ten Years	Since Inception
Class A	4.83%	5.63%	5.76%	6.79% (6.66)

Class B	4.05	5.03	5.10	5.22

Class C	4.31	5.13	N/A	5.61

Class Z	5.18	5.95	N/A	6.29

Past performance is not indicative of future results. Principal value and investment return will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Source: Prudential Investments LLC and Lipper Inc. Inception dates: Class A, 9/1/89; Class B, 12/9/92; Class C, 8/1/94; and Class Z, 12/16/96.

The graph compares a $10,000 investment in the Dryden Short-Term Bond Fund, Inc./Dryden Short-Term Corporate Bond Fund (Class A shares) with a similar investment in the Lehman Brothers 1-5 Year U.S. Credit Index by portraying the initial account values at the beginning of the 10-year period for Class A shares (December 31, 1993) and the account values at the end of the current fiscal year (December 31, 2003) as measured on a quarterly basis. For purposes of the graph, and unless otherwise indicated, it has been assumed that (a) the maximum applicable front-end sales charge was deducted from the initial $10,000 investment in Class A shares; (b) all recurring fees (including management fees) were deducted; and (c) all dividends and distributions were reinvested. The line graph provides information for Class A shares only. As indicated in the

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tables provided earlier, performance for Class B, C, and Z shares will vary due to the differing charges and expenses applicable to each share class (as indicated in the following paragraphs). Without a distribution and service (12b-1) fee waiver of 0.05% for Class A shares through December 31, 2003, the returns shown in the graph and for Class A shares in the tables would have been lower.

The Lehman Brothers 1-5 Year U.S. Credit Index is an unmanaged index of publicly issued U.S. corporate and specified foreign debentures and secured notes that meet specific maturity (between one and five years), liquidity, and quality requirements. It gives a broad look at how short- and intermediate-term bonds have performed. The Index’s total returns include the reinvestment of all dividends, but do not include the effects of sales charges, operating expenses of a mutual fund, or taxes. The returns for the Index would be lower if they included the effects of sales charges, operating expenses, or taxes. The securities that comprise the Index may differ substantially from the securities in the Fund. This is not the only Index that may be used to characterize performance of debt funds. Other indexes may portray different comparative performance. Investors cannot invest directly in an index.

The Fund charges a maximum front-end sales charge of 3.25% for Class A shares and a 12b-1 fee of up to 0.30% annually. In some circumstances, Class A shares may not be subject to a front-end sales charge, but may be subject to a 1% contingent deferred sales charge (CDSC) for the first year. Class B shares are subject to a declining CDSC of 3%, 2%, 1%, and 1% for the first four years respectively after purchase and a 12b-1 fee of 1% annually. Approximately five years after purchase, Class B shares will automatically convert to Class A shares on a quarterly basis. Effective February 1, 2004, Class C shares do not have a front-end sales charge of 1%, but are subject to a CDSC of 1% for shares redeemed within 12 months of purchase, and a 12b-1 fee of up to 1% annually. Class Z shares are not subject to a sales charge or 12b-1 fee. Without waiver of fees and/or expense subsidization, the Fund’s returns in the graph and the tables would have been lower, as indicated in parentheses. The returns on investment in the graphs and returns in the tables do not reflect the deduction of taxes that a shareholder would pay on fund distributions or following the redemption of fund shares.

Dryden Short-Term Bond Fund, Inc./Dryden Short-Term Corporate Bond Fund

■ MAIL	■ TELEPHONE	■ WEBSITE
Gateway Center Three 100 Mulberry Street Newark, NJ 07102	(800) 225-1852	www.jennisondryden.com

DIRECTORS
David E.A. Carson • Robert F. Gunia • Robert E. La Blanc • Douglas H. McCorkindale • Richard A. Redeker • Judy A. Rice • Robin B. Smith • Stephen D. Stoneburn • Clay T. Whitehead

OFFICERS
Judy A. Rice, President • Robert F. Gunia, Vice President • Grace C. Torres, Treasurer and Principal Financial and Accounting Officer • Marguerite E.H. Morrison, Chief Legal Officer and Assistant Secretary • Deborah A. Docs, Secretary • Maryanne Ryan, Anti-Money Laundering Compliance Officer

MANAGER	Prudential Investments LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

INVESTMENT ADVISER	Prudential Investment Management, Inc.	Gateway Center Two 100 Mulberry Street Newark, NJ 07102

DISTRIBUTOR	Prudential Investment Management Services LLC	Gateway Center Three 14th Floor 100 Mulberry Street Newark, NJ 07102

CUSTODIAN	State Street Bank and Trust Company	One Heritage Drive North Quincy, MA 02171

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 8098 Philadelphia, PA 19101

INDEPENDENT AUDITORS	PricewaterhouseCoopers LLP	1177 Avenue of the Americas New York, NY 10036

FUND COUNSEL	Shearman & Sterling LLP	599 Lexington Avenue New York, NY 10022

Dryden Short-Term Bond Fund, Inc
Dryden Short-Term Corporate Bond Fund
Share Class	A	B	C	Z

Nasdaq	PBSMX	PSMBX	PIFCX	PIFZX
CUSIP	26248R602	26248R701	26248R800	26248R883

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

Dryden Short-Term Bond Fund, Inc.
Dryden Short-Term Corporate Bond Fund
Share Class	A	B	C	Z

Nasdaq	PBSMX	PSMBX	PIFCX	PIFZX
CUSIP	26248R602	26248R701	26248R800	26248R883

MF140E    IFS-A087912

Dryden Short-Term Bond Fund, Inc.

Dryden Ultra Short Bond Fund

DECEMBER 31, 2003	ANNUAL REPORT

FUND TYPE

Debt

OBJECTIVE

Current income consistent with low volatility of principal

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

JennisonDryden is a service mark of The Prudential Insurance Company of America

Dear Shareholder,

February 23, 2004

As you may know, the mutual fund industry recently has been the subject of much media attention. As president of your Fund, I’d like to provide you with an update on the issues as they pertain to JennisonDryden mutual funds.

Regulators and government authorities have requested information regarding trading practices from many mutual fund companies across the nation. Our fund family has been cooperating with inquiries it has received, and at the same time, Prudential Financial, Inc. has been conducting its own internal review. This review encompasses the policies, systems, and procedures of our fund family, Prudential Financial’s investment units and its proprietary distribution channels. The review also includes mutual fund trading activity by investment professionals who manage our funds.

Market timing

The frequent trading of shares in response to short-term fluctuations in the market is known as “market timing”. When market timing occurs in violation of a fund’s prospectus, in certain circumstances, a fund may have to sell portfolio securities to have the cash necessary to redeem the market timer’s shares. The redemption may happen when it is not advantageous to sell securities and result in harming the fund’s performance and/or subject the fund to additional transaction costs.

Prudential Investments LLC, the Fund’s investment manager, has actively discouraged market timing and for years our mutual fund prospectuses have identified and addressed this issue. Prudential Investments has established operating policies and procedures that are designed to detect and deter frequent trading activities that would be disruptive to the management of our mutual fund portfolios, and has rejected numerous orders placed by market timers in the past.

Late trading

The Securities and Exchange Commission requires that orders to purchase or redeem mutual fund shares be received either by the fund or by an intermediary (such as a broker, financial adviser, or 401(k) record keeper) before the time at which the fund calculates its net asset value (normally 4:00 p.m., Eastern time) if they are to receive that day’s price. The policies of our mutual funds do not make and have not made allowances for the practice known as “late trading”.

For more than 40 years we have offered investors quality investment products, financial guidance, and responsive customer service. Today we remain committed to this heritage and to the highest ethical principles in our investment practices.

Sincerely,

Judy A. Rice, President

Dryden Short-Term Bond Fund, Inc./Dryden Ultra Short Bond Fund

Dryden Short-Term Bond Fund, Inc./Dryden Ultra Short Bond Fund	1

Your Fund’s Performance

Fund Objective

The investment objective of the Dryden Short-Term Bond Fund, Inc./Dryden Ultra Short Bond Fund (the Fund) is to seek current income consistent with low volatility of principal. There can be no assurance that the Fund will achieve its investment objective.

Cumulative Total Returns[1] as of 12/31/03
	Since Inception[2] (Without Sales Charges)	Since Inception[2] (With Sales Charges)
Class A	0.89%	–0.10%

Class B	0.44	–4.51

Class C	0.51	–0.48

Class Y	0.73	0.73

Class Z	1.06	1.06

Merrill Lynch 1-Year U.S. Treasury Note Index[3]	1.01	N/A

Lipper Ultra-Short Obligations Funds Avg.[4]	0.92	N/A

Distributions and Yields[1] as of 12/31/03
	Total Distributions Paid Since Inception[2]	30-Day SEC Yield
Class A	$0.20	1.98%

Class B	$0.14	1.22

Class C	$0.15	1.47

Class Y	$0.18	1.72

Class Z	$0.22	2.22

Past performance is not indicative of future results. Principal value and investment return will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. 1Source: Prudential Investments LLC and Lipper Inc. The Fund has been in existence for less than one year, therefore no average annual total returns are presented. Without the distribution and service (12b-1) fee waiver of 0.05%, 0.25%, and 0.25% for Class A, Class C, and Class Y shares respectively, the returns for these classes would have been lower. Class A shares are subject to a 12b-1 fee of up to 0.30% annually. In some circumstances, Class A shares may be subject to a 1% contingent deferred sales charge (CDSC) for the first year. Class B shares are subject to a declining CDSC of 5%, 4%, 3%, 2%, 1%, and 1% for the first six years respectively after purchase and a 12b-1 fee of 1% annually. Approximately seven years after purchase, Class B shares will automatically convert to Class A shares on a quarterly basis. Class C shares are subject to a CDSC of 1% for shares redeemed within 12 months of purchase, and a 12b-1 fee of 1% annually. Class Y shares are not subject to a sales charge but are subject to a 12b-1 fee of 0.75% annually. Under certain circumstances, Class Y shares may be eligible to convert to Class A shares. Class Z shares are not subject to a sales charge or 12b-1 fee. The returns in the tables above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or following the redemption of fund shares. 2Inception dates: Class A, Class Y, Class Z, 4/2/03; Class B, 4/16/03; and Class C, 4/27/03. 3 The Merrill Lynch 1-Year U.S. Treasury Note Index is an unmanaged index that is comprised of a single issue purchased at the beginning of the month and held for a full month. At the end of the month, that issue is sold and rolled into a newly selected issue. The issue selected at each month-end rebalancing is the

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outstanding originally issued Two-Year Treasury Note that matures closest to one year from the rebalancing date. To qualify for selection, an issue must have settled on or before the month-end rebalancing date. The Index gives a broad look at how bonds have performed. 4The Lipper Ultra-Short Obligations Funds Average (Lipper Average) represents returns based on an average return of all funds in the Lipper Ultra-Short Obligations Funds category for the periods noted. Funds in the Lipper Average invest primarily in investment grade debt issues or better, and maintain a portfolio dollar-weighted average maturity between 91 days and 365 days. Investors cannot invest directly in an index. The returns for the Merrill Lynch 1-Year U.S. Treasury Note Index and the Lipper Average would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses, but not sales charges or taxes.

Five Largest Issuers expressed as a percentage of total investments as of 12/31/03
Federal National Mortgage Association	14.3%

Federal Home Loan Mortgage Corp.	3.5

Residential Asset Securities Corp.	2.5

Government National Mortgage Association	2.3

Washington Mutual, Inc.	2.1

Issuers are subject to change.

Portfolio Composition expressed as a percentage of net assets as of 12/31/03
Corporates	55.4%

Mortgage	21.7

Asset-Backed Securities	13.8

U.S. Agencies	4.2

Money Market Instruments	3.4

Commercial Mortgage-Backed Securities	2.1

U.S. Treasurys	0.5

Cash	–1.1

Portfolio composition is subject to change.

Credit Quality* expressed as a percentage of net assets as of 12/31/03
U.S. Government & Agency	20.6%

AAA	19.4

AA	7.2

A	22.6

BBB	30.4

BB	0.6

Not Rated	0.3

Cash	–1.1

*Source: Highest ratings between Moody’s Investor Service (Moody’s) or Standard & Poor’s Rating Service (S&P). Credit Quality is subject to change.

Dryden Short-Term Bond Fund, Inc./Dryden Ultra Short Bond Fund	3

Investment Adviser’s Report

Prudential Investment Management, Inc.

Low-interest-rate environment spurs search for higher yielding assets

From the Fund’s inception on April 1, 2003 through the end of the calendar year, the short-term U.S. bond market was volatile. This reflected changing economic conditions in the United States, an uncertain outlook for monetary policy, and geopolitical risks. Because of the low level of interest rates, investors looked to short-term debt securities that provided higher yields than comparable U.S. Treasury securities. This hurt the relative performance of Treasurys during our reporting period.

The Fund benefited from our decision to essentially avoid Treasurys and maintain a diversified portfolio of short-term, investment-grade debt securities that included corporate bonds, mortgage-backed securities, asset-backed securities, federal agency securities, and commercial paper. Nevertheless, for the reporting period, the Fund’s Class A shares posted a cumulative total return that trailed its benchmark the Merrill Lynch 1-Year U.S. Treasury Note Index, keeping in mind the Index does not include the effect of mutual fund operating expenses. The Class A shares’ cumulative total return (without sales charges) was in line with the Lipper Ultra-Short Obligations Funds Average for the reporting period. Both the Fund and its Lipper peer group take into account operating expenses.

In April 2003, the United States had recently become involved in a war in Iraq. As the spring continued, concern that the war could hurt economic conditions in the United States led to speculation that the Federal Reserve (the Fed) might aggressively cut short-term interest rates in an effort to stimulate sustainable growth. Anticipation of lower rates put downward pressure on bond yields, which pushed bond prices higher since yields and prices move in opposite directions.

When the Fed eased monetary policy in June, it only reduced the interbank overnight lending rate a quarter of a percentage point to 1%. Disappointment over this modest change in monetary policy and signs of accelerating economic growth pushed bond yields higher (and prices lower). This occurred as financial markets looked forward to a time when the Fed might increase short-term rates to prevent the economy from overheating.

In September, the investment-grade bond market regained some of the ground it lost, but remained volatile the rest of the year. During our reporting period, we shortened the Fund’s duration (a measure of its sensitivity to changes in interest rates) in an effort to make the Fund less vulnerable when rising bond yields drove prices lower.

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Focus on short-term investment-grade corporate bonds

The Fund’s largest exposure was to investment-grade corporate bonds maturing in two to four years. We favored debt securities of industries and companies in the process of deleveraging, such as telecommunications [Sprint and AT&T] and cable/media [Clear Channel and Comcast Corp]. These debt securities performed well. We also emphasized automobile company bonds, as the industry’s earnings picture brightened, and bonds of electric utilities. In contrast, we believe intense competition is harming business prospects in some consumer-oriented industries. Therefore, the Fund had a modest exposure to bonds of retailers and consumer goods companies. In late 2003, we sold some corporate bonds with fixed interest rates and purchased others with interest rates that adjust periodically. In adopting this more defensive investment strategy, we reasoned that interest rates on these bonds will reset to higher levels and enhance the Fund’s income stream if brisk economic growth in the United States continues to exert upward pressure on interest rates. We also purchased some of the adjustable-rate corporate bonds at very attractive prices relative to fixed-rate corporate bonds.

Securities backed by residential or commercial mortgages

The Fund had a modest exposure to securities backed by residential mortgages, some with fixed interest rates and others with interest rates that adjust periodically. Mortgage-backed securities provided the Fund with diversification away from corporate credit risk and with attractive yields, given their high credit quality. The Fund also had a small position in commercial mortgage-backed securities rated AAA. We favored them because they are not subject to prepayment risk like securities backed by residential mortgages. In addition, commercial mortgage-backed securities provided the Fund with incremental yield relative to high-quality corporate bonds.

Finding good value among money market securities

The Fund also held different types of money market securities. We decreased the Fund’s holdings of commercial paper and increased its exposure to asset-backed securities backed by home equity loans. These asset-backed securities were rated AAA by a major credit rating agency, provided yield spreads that were attractive relative to lower investment-grade corporate bonds, and had fixed rates or rates that adjust periodically. We also found what we believed to be good value among federal agency securities with a stated maturity of 13 months that could be retired early (or called) in six months. They provided attractive yields to compensate investors for this early maturity option.

Dryden Short-Term Bond Fund, Inc./Dryden Ultra Short Bond Fund	5

This Page Intentionally Left Blank

Portfolio of Investments

as of December 31, 2003

Moody’s Rating* (Unaudited)	Principal Amount (000)	Description	Value (Note 1)

LONG-TERM INVESTMENTS 77.0%

ASSET BACKED SECURITIES 13.1%
Aaa	$1,783	American General Mortgage Loan Trust, Ser. 2003-1, Class A1, 1.261%, 4/25/33(d)	$1,781,921
Aaa	2,209	Bank of America Lease Equipment Trust, Ser. 2002-A, Class A3, 2.71%, 8/21/06(c)	2,231,276
Baa2	850	Bank One Issuance Trust, Ser. 2002-C2, Class C2, 2.1525%, 5/15/08(d)	855,817
Baa2	1,725	Ser. 2002-C3, Class C3, 3.76%, 12/15/05	1,752,615
Aaa	3,000	Chase Funding Mortgage Loan, Ser. 2003-6 Class 1A1, 1.35%, 10/25/18(d)	3,000,000
Aaa	2,000	First Franklin Mortgage Loan Trust, Ser. 2003-FF5, Class A2, 2.82%, 3/25/34(d)	2,000,000
BBB(b)	3,000	First USA Credit Card Master Trust, Ser. 1998-4, Class C, 1.65%, 7/18/05(d)	2,992,624
BBB(b)	1,440	Ser. 1999-1, Class C, 6.42%, 2/19/06	1,447,200
BBB(b)	2,500	Fleet Credit Card Master Trust II, Ser. 1999-C, Class C, 2.15%, 11/15/04(d)	2,505,327
Aaa	1,000	Ford Credit Auto Owner Trust, Ser. 2001-D, Class A4, 4.72%, 12/15/05	1,023,648
Aa2	1,588	Household Home Equity Loan Trust, Ser. 2003-1, Class M, 1.771%, 10/20/32(d)	1,591,237
Aa2	1,591	Household Mortgage Loan Trust, Ser. 2003-HC1, Class M, 1.791%, 2/20/33(d)	1,591,747
Aa2	1,806	Ser. 2003-HC2, Class M, 1.741%, 6/20/33(d)	1,805,745
Aaa	4,000	Navistar Financial Corp. Owner Trust, Ser. 2003-A, Class A3, 1.73%, 11/15/05	3,982,709

See Notes to Financial Statements

Dryden Short-Term Bond Fund, Inc./Dryden Ultra Short Bond Fund	7

Portfolio of Investments

as of December 31, 2003 Cont’d.

Moody’s Rating* (Unaudited)	Principal Amount (000)	Description	Value (Note 1)

Aaa	$2,548	Residential Asset Mortgage Products, Inc., Ser. 2003-RS4, Class AI1, 1.23125%, 11/25/05(d)	$2,546,742
Aaa	1,919	Ser. 2003-RS8, Class AIIB, 1.48125%, 9/25/33(d)	1,919,124
Aaa	5,000	Ser. 2003-RZ5, Class A1, 1.34625%, 7/25/05(d)	4,998,438
Aaa	4,912	Residential Asset Securities Corp., 1.32125%, 4/25/21(c)	4,909,427
Aaa	94	Ser. 2002-KS5, Class AB2, 2.47%, 8/25/22	93,669
Aaa	4,696	Ser. 2003-KS4, Class AI1, 1.22125%, 11/25/20(d)	4,695,004
Aaa	1,233	Vanderbilt Mortgage Finance, Ser. 2000-B, Class IA3, 8.255%, 5/7/17	1,274,625
Aaa	4,000	WFS Financial Owner Trust, Ser. 2003-2, Class A3, 1.76%, 1/21/08	3,995,327

		Total asset backed securities (cost $ 53,087,744)	52,994,222

COMMERCIAL MORTGAGE BACKED SECURITIES 2.1%
AAA(b)	1,985	Banc of America Commercial Mortgage, Inc., Ser. 2003-C2, Class A1 3.411%, 3/11/41	2,000,963
AAA(b)	2,048	Bear Stearns Commercial Mortgage Securities, Inc., Ser. 2000-WF1, Class A1 7.64%, 2/15/32	2,253,452
Aaa	4,149	LB-UBS Commercial Mortgage Trust, Ser. 2003-C3, Class A1 2.599%, 5/15/27	4,099,863

		Total commercial mortgage backed securities (cost $8,426,841)	8,354,278

CORPORATE BONDS 38.9%
Baa2	1,000	AEP Texas Central Co., Sr. Note, Ser. F, 3.00%, 2/15/05	1,011,116
Baa2	550	Altria Group, Inc., Notes, 5.625%, 11/4/08	564,211

See Notes to Financial Statements

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Moody’s Rating* (Unaudited)	Principal Amount (000)	Description	Value (Note 1)

A1	$1,750	American Honda Finance Corp., M.T.N., 1.28%, 1/10/05(d)	$1,754,520
Baa1	1,250	AOL Time Warner, Inc., Gtd. Notes, 6.125%, 4/15/06	1,345,659
Baa1	845	Archstone-Smith Trust, Notes, 5.00%, 8/15/07	886,618
Baa2	1,000	AT&T Corp., Sr. Notes, 7.25%, 11/15/06	1,105,836
Baa2	1,250	AT&T Wireless Services, Inc., Sr. Notes, 6.875%, 4/18/05	1,321,671
Aa2	2,400	Bank of America Corp., Sr. Notes, 6.375%, 5/15/05	2,547,245
A1	1,000	Bear Stearns Co., Inc., Notes, 3.00%, 3/30/06	1,015,056
A3	1,000	Boeing Co., Deb., 8.10%, 11/15/06	1,135,852
Aa3	1,000	BCH Cayman Islands, Ltd., Gtd. Notes, 6.50%, 2/15/06	1,075,884
A1	620	Bristol-Myers Squibb Co., Notes, 4.75%, 10/1/06	655,621
Baa3	1,000	British Sky Broadcasting Group PLC, Gtd. Notes, 7.30%, 10/15/06	1,113,469
Baa1	1,000	British Telecom PLC, Notes, 7.875%, 12/15/05	1,102,013
Aa3	800	BSCH Issuances, Ltd., Gtd. Notes, 7.00%, 4/1/06	874,381
Baa3	1,100	Bunge Ltd. Finance Corp., Notes, 4.375%, 12/15/08	1,112,650
Baa1	690	Burlington Resources Finance Co., Gtd. Notes, 5.60%, 12/1/06	742,461
Baa1	1,500	Canadian National Railway Co., Notes, 6.45%, 7/15/06(c)	1,624,735
Baa2	820	Capital One Bank, Sr. Notes, 6.875%, 2/1/06	887,074
A3	1,000	Carnival Corp., Gtd. Notes, 3.75%, 11/15/07	1,001,787
Baa1	800	Cendant Corp., Notes, 6.875%, 8/15/06	877,714

See Notes to Financial Statements

Dryden Short-Term Bond Fund, Inc./Dryden Ultra Short Bond Fund	9

Portfolio of Investments

as of December 31, 2003 Cont’d.

Moody’s Rating* (Unaudited)	Principal Amount (000)	Description	Value (Note 1)

Ba1	$500	CenterPoint Energy Resources Corp., Notes, Ser. B, 8.125%, 7/15/05	$534,019
Baa2	240	CenturyTel, Inc., Sr. Notes, Ser. C, 6.55%, 12/1/05	257,757
Aa3	1,000	ChevronTexaco Corp., Gtd. Notes, Zero coupon, 11/17/05	946,515
Aa1	3,000	Citigroup, Inc., Sr. Notes, 4.125%, 6/30/05	3,102,120
Baa2	1,200	Citizens Communications Co., Notes, 8.50%, 5/15/06	1,310,233
Ba1	420	Clear Channel Communications, Inc., Gtd. Notes, 8.00%, 11/1/08	486,150
Baa3	1,000	Sr. Notes, 6.00%, 11/1/06	1,080,899
A2	1,000	Coca-Cola Enterprises, Inc., Notes, 5.25%, 5/15/07	1,072,732
Baa3	2,500	Comcast Cable Communications, Inc., Sr. Notes, 6.375%, 1/30/06	2,691,370
Baa3	500	Computer Associates International, Inc., Ser. B, Sr. Notes, 6.375%, 4/15/05	522,678
Baa1	1,250	ConAgra Foods, Inc., Notes, 7.50%, 9/15/05	1,358,069
A3	2,000	ConocoPhillips, Gtd. Notes, 3.625%, 10/15/07	2,016,216
Baa3	600	Consumers Energy Co., First Mtge., 6.25%, 9/15/06	647,856
Aa3	1,200	Credit Suisse First Boston USA, Inc., Notes, 5.875%, 8/1/06	1,295,318
Baa2	820	CSX Corp., Notes, 2.75%, 2/15/06	822,164
Baa2	865	7.45%, 5/1/07	981,033
Baa3	1,200	Deutsche Telekom International Finance BV, Gtd. Notes, 8.25%, 6/15/05	1,301,706
A2	1,000	Diageo Capital PLC, Notes, 3.50%, 11/19/07	1,008,620

See Notes to Financial Statements

10	Visit our website at www.jennisondryden.com

Moody’s Rating* (Unaudited)	Principal Amount (000)	Description	Value (Note 1)

A3	$2,000	DaimlerChrysler North America Holding, Inc. Ser. D, M.T.N., 1.97%, 9/26/05(d)	$2,005,550
Baa1	2,500	Dominion Resources, Inc., Notes, 2.80%, 2/15/05	2,525,772
Baa2	1,250	DTE Energy Co., Sr. Notes, 6.45%, 6/1/06	1,351,175
Baa2	1,100	Duke Energy Field Services Corp., Notes, 7.50%, 8/16/05	1,181,908
Baa1	1,000	Erac USA Finance Co., Notes, 8.25%, 5/1/05	1,078,613
Baa1	2,000	ERP Operating LP, Notes, 6.63%, 4/13/05	2,119,454
Baa2	1,250	FirstEnergy Corp., Ser. A, 5.50%, 11/15/06	1,294,802
Baa3	1,200	France Telemcom SA, Notes, 8.45%, 3/1/06	1,340,394
Baa3	2,500	Fred Meyer, Inc., Gtd. Notes, 7.375%, 3/1/05	2,648,630
A2	3,000	General Dynamics Corp., Notes, 2.125%, 5/15/06	2,982,606
Aaa	3,300	General Electric Capital Corp., Ser. A, M.T.N., 2.85%, 1/30/06 (a)	3,347,197
Aaa	650	5.00%, 6/15/07	692,345
Baa2	1,000	General Mills, Inc., Notes, 3.875%, 11/30/07	1,012,638
A3	1,000	General Motors Acceptance Corp., Notes, 4.50%, 7/15/06	1,028,763
A3	1,250	6.75%, 1/15/06	1,341,936
Aa3	2,400	Goldman Sachs Group, Inc., Ser. E, M.T.N., 7.50%, 1/28/05	2,548,219
Baa2	1,100	Halliburton Co., Notes, 2.65625%, 10/17/05(d)	1,111,965
Baa3	850	Harrah’s Operating, Inc., Gtd. Notes, 7.125%, 6/1/07	946,552
A3	2,650	Hartford Financial Services Group, Inc., Sr. Notes, 2.375%, 6/1/06	2,636,729
Ba1	1,075	HCA, Inc., Notes, 6.91%, 6/15/05	1,132,373
A3	1,000	Hewlett-Packard Co., Notes, 7.15%, 6/15/05	1,075,124

See Notes to Financial Statements

Dryden Short-Term Bond Fund, Inc./Dryden Ultra Short Bond Fund	11

Portfolio of Investments

as of December 31, 2003 Cont’d.

Moody’s Rating* (Unaudited)	Principal Amount (000)	Description	Value (Note 1)

A2	$1,000	Honeywell International, Inc., Notes, 5.125%, 11/1/06	$1,070,381
A1	1,500	Household Finance Corp., M.T.N., 3.375%, 2/21/06	1,534,201
Baa3	1,000	ICI Wilmington, Inc., Gtd. Notes, 4.375%, 12/1/08	996,241
Baa3	850	INTELSAT, Ltd., Notes, 5.25%, 11/1/08	874,703
A1	2,000	IBM Corp., Notes, 4.875%, 10/1/06	2,125,288
A1	1,000	International Lease Finance Corp., Notes, 2.95%, 5/23/06	1,007,912
Baa2	1,200	International Paper Co., Notes, 8.125%, 7/8/05	1,307,219
A1	1,200	J.P. Morgan Chase & Co., Sr. Notes, 5.625%, 8/15/06	1,289,881
A1	2,000	Ser. C, Sr. Notes, M.T.N., 1.44%, 5/20/05(d)	2,008,040
A3	1,000	John Deere Capital Corp., Notes, 4.50%, 8/22/07	1,046,339
A3	2,425	Ser. D, M.T.N., 3.125%, 12/15/05	2,472,916
Baa2	1,200	Kellogg Co., Notes, Ser. B, 6.00%, 4/1/06	1,285,848
Baa3	1,200	Kerr-McGee Corp., Gtd. Notes, 5.375%, 4/15/05	1,249,750
A3	2,750	Kraft Foods, Inc., Notes, 4.625%, 11/1/06	2,869,702
Ba1	1,000	Lear Corp., Ser. B, Gtd. Notes, 7.96%, 5/15/05	1,070,000
A1	2,500	Lehman Brothers Holdings, Inc., Notes, 6.25%, 5/15/06(a)	2,716,000
Baa3	1,600	Liberty Media Corp., Sr. Notes, 2.67%, 9/17/06(d)	1,617,392
Baa2	550	Lockheed Martin Corp., Gtd. Notes, 7.70%, 6/15/08	638,738
Baa2	750	Maytag Corp., Ser. D, M.T.N., 6.875%, 3/31/06	809,155
Baa1	500	MBNA America Bank, Sr. Notes, 7.75%, 9/15/05	545,283
Baa1	645	Bank Notes, 6.50%, 6/20/06	702,268

See Notes to Financial Statements

12	Visit our website at www.jennisondryden.com

Moody’s Rating* (Unaudited)	Principal Amount (000)	Description	Value (Note 1)

Baa2	$1,000	MeadWestvaco Corp., Notes, 2.75%, 12/1/05	$991,548
Aa3	3,500	Merrill Lynch & Co., Inc., M.T.N., 1.4125%, 2/3/05(d)	3,507,535
Baa1	1,000	Miller Brewing Co., Notes, 4.25%, 8/15/08	1,013,333
Baa3	400	Motorola, Inc., Notes, 6.75%, 2/1/06	430,914
Baa2	770	Newell Rubbermaid, Inc., Notes, 2.00%, 5/1/05	768,330
Baa3	1,000	NiSource Finance Corp., Gtd. Notes, 1.91938%, 5/4/05(d)	999,994
Baa3	600	Gtd. Notes, 7.625%, 11/15/05	655,498
Baa1	150	Occidental Petroleum Corp., Sr. Notes, 5.875%, 1/15/07	162,731
Baa3	1,240	Ocean Energy, Inc., Gtd. Notes, 4.375%, 10/1/07	1,281,095
Baa3	330	P & O Princess, Notes, 7.30%, 6/1/07	366,670
A3	600	PacifiCorp, First Mtge., 4.30%, 9/15/08	612,866
Baa1	2,000	Petroleos Mexicanos, Gtd. Notes, 6.50%, 2/1/05	2,092,500
Baa2	400	Phillip Morris Co., Notes, 6.95%, 6/1/06	429,412
Ba1	1,000	Pioneer Natural Resources, Sr. Notes, 8.875%, 4/15/05	1,070,249
A2	1,500	PNC Funding Corp., Gtd. Notes, 5.75%, 8/1/06	1,610,413
Baa2	500	Potash Corp. of Saskatchewan, Inc., Notes, 7.125%, 6/15/07	561,259
Baa2	1,000	Progress Energy, Inc., Sr. Notes, 6.75%, 3/1/06	1,084,147
Baa1	1,000	PSE&G Power LLC, Gtd. Notes, 6.875%, 4/15/06	1,090,194
Baa1	500	Public Service Co. of Colorado, Ser. 14, 4.375%, 10/1/08	513,018
Baa3	600	Quest Diagnostics, Inc., Gtd. Notes, 6.75%, 7/12/06	655,704

See Notes to Financial Statements

Dryden Short-Term Bond Fund, Inc./Dryden Ultra Short Bond Fund	13

Portfolio of Investments

as of December 31, 2003 Cont’d.

Moody’s Rating* (Unaudited)	Principal Amount (000)	Description	Value (Note 1)

Baa3	$1,000	Raytheon Co., Notes, 1.64125%, 6/10/05(d)	$999,733
Baa3	1,250	6.50%, 7/15/05	1,332,095
Baa2	965	Simon Property Group LP, Notes, 6.75%, 6/15/05	1,027,362
Baa2	500	Southern California Edison Co., First Mtge., 8.00%, 2/15/07	571,875
Aa2	1,470	Southwest Airlines Co., Ser. 01-1, 5.496%, 11/1/06(a)	1,566,858
Baa3	1,250	Sprint Capital Corp., Gtd. Notes, 7.125%, 1/30/06	1,352,335
A2	1,000	Target Corp., Notes, 5.50%, 4/1/07	1,080,036
A3	1,000	Telefonica Europe BV, Notes, 7.35%, 9/15/05	1,085,171
Ba1	800	Telus Corp., Notes, 7.50%, 6/1/07	895,315
B1	400	Tenet Healthcare Corp., Sr. Notes, 5.375%, 11/15/06	394,000
Baa3	505	Tyson Foods, Inc. Notes, 7.25%, 10/1/06	553,396
A1	1,200	Unilever NV, Ser. E, Gtd. Notes, M.T.N., 6.625%, 6/20/05	1,278,088
Baa2	400	Union Pacific Corp., Notes, 5.75%, 10/15/07	431,666
Baa2	1,200	7.60%, 5/1/05	1,284,793
Baa1	555	USX Corp., Notes, 6.65%, 2/1/06	600,939
A2	1,000	Verizon Global Funding Corp., Notes, 6.125%, 6/15/07	1,094,345
A3	1,200	Verizon Wireless Capital LLC, Notes, 5.375%, 12/15/06	1,280,522
A3	1,500	1.24%, 5/23/05(d)	1,498,200
A3	2,000	Viacom, Inc., Gtd. Notes, 6.40%, 1/30/06	2,159,682
A3	500	Virginia Electric & Power Co., Ser. A, Sr. Notes, 5.75%, 3/31/06	535,349
A2	1,000	Vodafone Group Plc, Notes, 7.625%, 2/15/05	1,066,074

See Notes to Financial Statements

14	Visit our website at www.jennisondryden.com

Moody’s Rating* (Unaudited)	Principal Amount (000)	Description	Value (Note 1)

Baa1	$1,250	Walt Disney Co., Notes, 7.30%, 2/8/05	$1,325,560
Baa3	1,000	Waste Management, Inc., Notes, 7.00%, 10/15/06	1,102,482
Baa2	2,050	Weyerhaeuser Co., Notes, 5.50%, 3/15/05	2,134,165
Baa1	800	Wyeth, Notes, 6.50%, 3/15/06	862,930

		Total corporate bonds (cost $158,664,981)	157,241,411

COLLATERALIZED MORTGAGE OBLIGATIONS 7.5%
Aaa	2,385	Countrywide Home Loans, Ser. 2003-56, Class 3A2B, 2.649%, 12/25/33(c)	2,388,354
NR	173	Federal Home Loan Mortgage Corp., Ser. 2043, Class CH, 6.00%, 8/15/26(c)	173,549
NR	1,084	Ser. 2304, Class PG, 6.50%, 3/15/30(c)	1,099,839
NR	2,721	Ser. T-56, Class A1A, 1.863%, 10/25/30	2,718,770
Aaa	3,721	Merrill Lynch Mortgage Investors, Inc., Ser. 2003-C, Class A1, 0.93%, 6/25/28(c)	3,721,231
Aaa	3,879	Ser. 2003-E, Class A1, 1.45125%, 8/25/28(d)	3,879,069
Aaa	3,898	Structured Asset Securities Corp., Ser. 2002-1A, Class 2A1, 2.53747%, 11/25/04(c)	3,925,537
Aaa	2,775	Ser. 2003-18XS, Class A1, 1.62%, 6/25/33(c)	2,772,050
Aaa	3,000	Washington Mutual, Inc., Ser. 2003-AR5, Class A3, 3.11%, 6/25/33(c)	3,010,312
Aaa	2,432	Ser. 2003-AR6, Class A1, 4.38%, 6/25/33(c)	2,430,403
Aaa	3,033	Ser. 2003-AR9, Class 1A2A, 2.34%, 9/25/33(c)	3,024,445

See Notes to Financial Statements

Dryden Short-Term Bond Fund, Inc./Dryden Ultra Short Bond Fund	15

Portfolio of Investments

as of December 31, 2003 Cont’d.

Moody’s Rating* (Unaudited)	Principal Amount (000)	Description	Value (Note 1)

Aaa	$1,133	Wells Fargo Mortgage Backed Securities Trust, Ser. 2003-1, Class 2A2 5.75%, 2/25/33(c)	$1,147,348

		Total collateralized mortgage obligations (cost $27,950,687)	30,290,907

MORTGAGE BACKED SECURITIES 4.1%
	3,233	Federal National Mortgage Association, 6.00%, 9/1/17	3,394,591
	2,722	6.50%, 12/1/11	2,882,750
	722	6.50%, 6/1/16	765,975
		Government National Mortgage Association,
	2,992	5.00%, 7/15/33	2,967,612
	2,733	5.50%, 5/15/33	2,781,794
	1,997	6.00%, 10/15/33	2,076,902
	502	6.00%, 11/15/33	522,162
	1,094	7.00%, 7/15/33	1,165,615

		Total mortgage backed securities (cost $16,626,518)	16,557,401

U.S. GOVERNMENT AGENCY SECURITIES 10.8%
	4,533	Federal National Mortgage Association, 3.332%, 3/1/33(c)	4,574,968
	4,729	4.00%, 6/1/10	4,728,984
	5,234	4.094%, 5/1/33(c)	5,300,459
	3,799	4.21%, 4/1/33(c)	3,841,341
	3,474	4.229%, 5/1/33(c)	3,544,065
	4,298	4.449%, 2/1/33(c)	4,409,196
	5,147	4.572%, 3/1/33(c)	5,236,687
	3,228	4.715%, 12/1/32(c)	3,302,637
	1,995	4.875%, 12/1/32(c)	2,045,625
	3,975	5.174%, 7/1/33(c)	4,081,439
	2,513	5.50%, 4/1/18	2,607,475

		Total U.S. government agency securities (cost $44,098,341)	43,672,876

U.S. GOVERNMENT SECURITIES 0.5%
	1,525	United States Treasury Notes, 3.375%, 11/15/08	1,537,093
	440	3.375%, 12/15/08	442,992

		Total U.S. government securities (cost $1,974,310)	1,980,085

		Total long-term investments (cost $310,829,422)	311,091,180

See Notes to Financial Statements

16	Visit our website at www.jennisondryden.com

Moody’s Rating* (Unaudited)	Principal Amount (000)	Description	Value (Note 1)

SHORT-TERM INVESTMENTS 23.9%

COMMERCIAL PAPER 1.4%
P-2	$4,500	Hanson Finance 1.33%, 2/9/04	$4,499,995
P-2	1,264	Hartford Financial Services Group, Inc. 1.24%, 1/26/04	1,263,982

		Total Commercial Paper (cost $5,763,977)	5,763,977

CORPORATE BONDS 18.0%
Baa1	4,650	Alcan, Inc., Debs., 1.43%, 12/8/04(d)	4,637,836
A2	3,623	AT&T Capital Corp., Ser. A, M.T.N., 1.24%, 1/21/04	3,619,868
Aaa	1,500	Bayerische Landesbank, Notes, 1.17%, 12/17/04	1,500,645
A1	1,500	Bear Stearns Cos., Inc., M.T.N., 1.56%, 9/21/04(d)	1,505,268
A3	4,000	Boeing Capital Corp., Sr. Notes, 1.62%, 3/26/04(d)	4,001,444
Baa2	290	Capital One Bank, Notes, 6.50%, 7/30/04	297,967
A2	2,000	Caterpillar Financial Services Corp., Notes, 1.29%, 11/26/04(d)	2,001,768
A2	1,000	1.37%, 6/28/04(d)	1,001,082
A2	1,000	CIT Group, Inc., Sr. Notes, M.T.N., 2.48938%, 7/30/04(d)	1,006,990
A3	700	Countrywide Funding Corp., Ser. K, Gtd. Notes, M.T.N., 1.40%, 1/13/04(d)	700,037
A3	2,500	Ser. J, Gtd. Notes, 5.25%, 6/15/04	2,542,152
Baa2	1,500	Cox Communications, Inc., Notes, 7.50%, 8/15/04	1,550,153
A3	1,200	DaimlerChrysler North America Holding, Inc., Gtd. Notes, 6.90%, 9/1/04	1,237,886
A3	2,180	Notes, 1.31%, 3/17/04	2,173,642

See Notes to Financial Statements

Dryden Short-Term Bond Fund, Inc./Dryden Ultra Short Bond Fund	17

Portfolio of Investments

as of December 31, 2003 Cont’d.

Moody’s Rating* (Unaudited)	Principal Amount (000)	Description	Value (Note 1)

A3	$1,850	Dow Chemical Co., Notes, 5.25%, 5/14/04	$1,870,006
Baa3	2,500	Eastman Kodak Co., M.T.N., 1.72%, 11/8/04(d)	2,489,278
Baa3	750	Electronic Data Systems Corp., Notes, 6.85%, 10/15/04	776,148
Baa1	1,000	EOP Operating Limited Partnership, Notes, 6.50%, 6/15/04	1,022,052
Baa1	2,500	Erac USA Finance Co., Notes, 6.95%, 3/1/04	2,520,215
A3	1,000	Ford Motor Credit Co., Notes, 6.70%, 7/16/04	1,025,693
A3	1,000	General Motors Acceptance Corp., M.T.N., 6.38%, 1/30/04	1,003,635
A3	4,000	John Deere Capital Corp., Ser. D, M.T.N., 1.77%, 9/17/04(d)	4,013,712
A3	1,340	Kraft Foods, Inc., Notes, 1.31%, 3/15/04(c)	1,336,248
A1	2,700	Mississippi Power Co., Sr. Notes, Ser. D, 1.27%, 3/12/04(d)	2,700,742
Aa3	5,000	National City Bank of Indiana, Ser. 1, 1.095%, 11/30/04(d)	4,999,520
Baa3	1,500	News America, Inc., Gtd. Notes, 6.703%, 5/21/04(c)	1,523,945
Baa2	1,600	Pepco Holdings, Inc., Notes, 1.98%, 11/15/04(d)	1,599,218
Baa1	1,350	PepsiAmericas, Inc., Notes, 6.00%, 5/1/04	1,370,670
Ba2	1,000	Pinnacle Partners LP, Sr. Notes, 8.83%, 8/15/04	1,036,250
Baa2	2,500	Safeway, Inc., Notes, 7.25%, 9/15/04	2,593,318
Baa1	1,655	Sears Roebuck Acceptance Corp., M.T.N., 3.97%, 2/23/04(d)	1,659,654
Baa1	2,500	Ser. 6, M.T.N., 4.10%, 1/7/04(d)	2,500,233
A2	3,000	VW Credit, Inc., M.T.N., 1.31%, 6/11/04(d)	3,000,642
A2	2,400	Washington Mutual Bank, Bank Note, 1.48%, 5/17/04(d)	2,402,846

See Notes to Financial Statements

18	Visit our website at www.jennisondryden.com

Moody’s Rating* (Unaudited)	Principal Amount (000)	Description	Value (Note 1)
Baa3	$1,000	Waste Management, Inc., Sr. Notes, 7.00%, 10/1/04	$1,034,876
Baa1	2,000	Wyeth, Notes, 6.125%, 3/15/04	2,018,006

		Total corporate bonds (cost $72,567,305)	72,273,645

U.S. GOVERNMENT AGENCY SECURITIES 4.2%
AAA(b)	10,000	Federal Home Loan Mortgage Corp., M.T.N., 1.50%, 11/30/04	10,000,000
Aaa	7,000	Federal National Mortgage Association, Notes, 1.35%, 10/22/04	7,000,000

		Total U.S. Government agency securities (cost $17,000,000)	17,000,000

	Shares

MUTUAL FUND 0.3%
	1,298,745	Dryden Core Investment Fund—Taxable Money Market Series (Note 3) (cost $1,298,745)	1,298,745

		Total short-term investments (cost $96,630,027)	96,336,367

		Total Investments 100.9% (cost $407,459,449; Note 5)	407,427,547
		Liabilities in excess of other assets (0.9%)	(3,493,559)

		Net Assets 100%	$403,933,988

M.T.N.—Medium Term Note.

NR—Not Rated by Moody’s or Standard Poor’s.

*	The Fund’s current Prospectus contains a description of Moody’s and Standard & Poor’s rating.
(a)	Segregated as collateral for financial futures contracts.
(b)	Standard & Poor’s rating.
(c)	Indicates a variable rate security. The maturity date presented for these instruments is the latter of the next date on which the security can be redeemed at par or the next date on which the rate of interest is adjusted. The interest rate shown reflects the rate in effect at December 31, 2003.
(d)	Indicates floating rate securities. The coupon is indexed to a floating interest rate. The rate shown reflects the rate in effect at December 31, 2003.

See Notes to Financial Statements

Dryden Short-Term Bond Fund, Inc./Dryden Ultra Short Bond Fund	19

Portfolio of Investments

as of December 31, 2003 Cont’d.

The industry classification of portfolio holdings and other assets shown as a percentage of net assets as of December 31, 2003 was as follows:

Finance	33.2%
U.S. Government Securities	20.4
Banks	5.0
Electrical Utilities	4.5
Auto—Cars & Trucks	4.3
Food Products & Services	3.7
Oil & Gas	3.2
Telephones	3.1
Media & Entertainment	2.4
Aerospace/Defense	2.1
Retail	1.9
Transportation—Road & Rail	1.3
Cable & Pay Television Systems	1.3
Cellular Communications	1.3
Consumer Products	1.3
Drugs & Medical Supplies	1.3
Metals	1.2
Commercial Services	1.1
Computers	1.1
Paper & Packaging	1.1
Insurance	1.0
Real Estate Investment Trust	1.0
Beverages	0.8
Chemicals	0.8
Telecommunication Services	0.8
Hotel & Leisure	0.5
Waste Management	0.5
Diversified Manufacturing Operations	0.3
Mutual Fund	0.3
Healthcare Providers & Services	0.1

100.9
Liabilities in excess of other assets	(0.9)

100.0%

See Notes to Financial Statements

20	Visit our website at www.jennisondryden.com

Statement of Assets and Liabilities

DECEMBER 31, 2003	ANNUAL REPORT

Dryden Short-Term Bond Fund, Inc.

Dryden Ultra Short Bond Fund

Statement of Assets and Liabilities

as of December 31, 2003

Assets

Investments, at value (cost $407,459,449)	$407,427,547
Cash	20,850
Interest receivable	2,762,899
Receivable for Fund shares sold	2,736,638
Prepaid expenses	3,770

Total assets	$412,951,704

Liabilities

Payable for Fund shares reacquired	$8,559,179
Distribution fee payable	146,307
Accrued expenses	137,341
Management fee payable	108,088
Due to broker—variation margin	35,469
Dividends payable	28,347
Deferred directors’ fees	2,985

Total liabilities	9,017,716

Net Assets	$403,933,988

Net assets were comprised of:
Common stock, at par	$40,838
Paid-in capital in excess of par	408,757,326

408,798,164
Undistributed net investment income	757
Accumulated net realized loss on investments	(4,452,989)
Net unrealized depreciation on investments	(411,944)

Net assets, December 31, 2003	$403,933,988

See Notes to Financial Statements

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Class A

Net asset value, offering price and redemption price per share ($61,341,837 ÷ 6,200,913 shares of common stock issued and outstanding)	$9.89

Class B

Net asset value, offering price and redemption price per share ($4,054,447 ÷ 409,499 shares of common stock issued and outstanding)	$9.90

Class C

Net asset value, offering price and redemption price per share ($1,333,138 ÷ 134,644 shares of common stock issued and outstanding)	$9.90

Class Y

Net asset value, offering price and redemption price per share ($289,011,983 ÷ 29,222,113 shares of common stock issued and outstanding)	$9.89

Class Z

Net asset value, offering price and redemption price per share ($48,192,583 ÷ 4,870,915 shares of common stock issued and outstanding)	$9.89

See Notes to Financial Statements

Dryden Short-Term Bond Fund, Inc./Dryden Ultra Short Bond Fund	23

Statement of Operations

April 2, 2003(a) through December 31, 2003

Net Investment Income

Income
Interest	$6,730,964
Dividends	142,785

Total income	6,873,749

Expenses
Management fee	1,782,206
Distribution fee—Class A	126,734
Distribution fee—Class B	21,581
Distribution fee—Class C	3,564
Distribution fee—Class Y	1,049,292
Registration fees	274,000
Legal fees and expenses	146,000
Custodian’s fees and expenses	107,000
Transfer agent’s fees and expenses	70,000
Reports to shareholders	34,000
Audit fee	32,000
Directors’ fees	8,000
Miscellaneous	11,481

Total expenses	3,665,858
Less: Expense waiver (Note 2)	(891,103)

Net expenses	2,774,755

Net investment income	4,098,994

Realized And Unrealized Loss On Investments

Net realized loss on:
Investment transactions	(250,928)
Financial futures transactions	(761,075)

(1,012,003)

Net change in unrealized depreciation on:
Investments	(31,902)
Financial futures contracts	(380,042)

(411,944)

Net loss on investments	(1,423,947)

Net Increase In Net Assets Resulting From Operations	$2,675,047

(a)	Commencement of operations.

See Notes to Financial Statements

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April 2, 2003(a) Through December 31, 2003
Increase (Decrease) In Net Assets

Operations
Net investment income	$4,098,994
Net realized loss on investment transactions	(1,012,003)
Net change in unrealized depreciation on investments	(411,944)

Net increase in net assets resulting from operations	2,675,047

Dividends from net investment income (Note 1)
Class A	(1,383,206)
Class B	(45,024)
Class C	(11,420)
Class Y	(5,241,898)
Class Z	(998,488)

(7,680,036)

Fund share transactions (Net of share conversions) (Note 6)
Net proceeds from shares sold	707,501,847
Net asset value of shares issued to shareholders in reinvestment of dividends	6,146,930
Cost of shares reacquired	(304,709,800)

Net increase in net assets from Fund share transactions	408,938,977

Total increase	403,933,988

Net Assets

Beginning of period	—

End of period(b)	$403,933,988

(a) Commencement of operations.
(b) Includes undistributed net investment income of:	$757

See Notes to Financial Statements

Dryden Short-Term Bond Fund, Inc./Dryden Ultra Short Bond Fund	25

Notes to Financial Statements

Dryden Short-Term Corporate Bond Fund, Inc. (the “Fund”) is registered under the Investment Company Act of 1940, as a diversified, open-end management investment company. The Fund consists of two portfolios—Dryden Ultra Short Bond Fund (the “Portfolio”) and Dryden Short-Term Corporate Bond Fund, formerly Prudential Short-Term Corporate Bond Fund/Income Portfolio. The financial statements of the other portfolio is not presented herein. The Portfolio commenced operations on April 2, 2003.

The Portfolio’s investment objective is current income consistent with low volatility of principal. Under normal circumstances, the Portfolio invests at least 80% of its investable assets in debt securities other than preferred stock. The ability of issuers of debt securities held by the Portfolio to meet their obligations may be affected by economic developments in a specific industry or region.

Note 1. Accounting Policies

The following is a summary of significant accounting policies followed by the Fund and the Portfolio in the preparation of its financial statements.

Securities Valuation: Securities listed on a securities exchange (other than options on securities and indices) are valued at the last sale price on such exchange or market on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence of an asked price. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI” or “Manager”), in consultation with the subadvisor, to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker. Futures contracts traded on a commodities exchange or board of trade are valued at the last sale price at the close of trading on such exchange or board of trade or, if there was no sale on the applicable commodities exchange or board of trade on such day, at the mean between the most recently quoted prices on such exchange or board of trade or at the last bid price in the absence of an asked price. Prices may be obtained from independent pricing services which use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Securities for which reliable market quotations are not readily available or for which the pricing service does not provide a valuation, or does not present fair value, are valued at fair value in accordance with Board of Directors’ approved fair valuation procedures.

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Investments in mutual funds are valued at their net asset value as of the close of the New York Stock Exchange on the date of valuation.

Short-term securities which mature in 60 days or less are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. Short term securities which mature in more than 60 days are valued at current market quotations.

Financial Futures Contracts: A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Portfolio is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin.” Subsequent payments, known as “variation margin,” are made or received by the Portfolio each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain or loss. When the contract expires or is closed, the gain or loss is realized and is presented in the Statement of Operations as net realized gain or loss on financial futures contracts.

The Portfolio invests in financial futures contracts in order to hedge its existing portfolio securities, or securities the Portfolio intends to purchase, against fluctuations in value caused by changes in prevailing interest rates or market conditions. Should interest rates move unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets.

Financial futures contracts involve elements of both market and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains or losses on sales of securities are calculated on the identified cost basis. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on the accrual basis which may require the use of certain estimates by management.

Net investment income or loss (other than distribution fees, which are charged directly to the respective class) and unrealized and realized gains or losses are

Dryden Short-Term Bond Fund, Inc./Dryden Ultra Short Bond Fund	27

Notes to Financial Statements

Cont’d

allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day. The Fund’s expenses are allocated to the respective portfolios on the basis of relative net assets except for expenses that are charged directly at the portfolio level or class level.

Taxes: For federal income tax purposes, each portfolio in the Fund is treated as a separate tax paying entity. It is the Portfolio’s policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required.

Dividends and Distributions: The Fund expects to pay dividends of net investment income monthly and distributions of net realized capital gains, if any, annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-dividend date. Permanent book/tax differences relating to income and gains are reclassified.

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

Note 2. Agreements

The Fund has a management agreement for the Portfolio with PI. Pursuant to this agreement, PI has responsibility for all investment advisory services and supervises the subadviser’s performance of such services. PI has entered into a subadvisory agreement with Prudential Investment Management, Inc. (“PIM”). The subadvisory agreement provides that PIM furnishes investment advisory services in connection with the management of the Portfolio. In connection therewith, PIM is obligated to keep certain books and records of the Portfolio. PI pays for the services of PIM, the cost of compensation of officers of the Portfolio, occupancy and certain clerical and bookkeeping costs of the Portfolio. The Portfolio bears all other cost and expenses.

The management fee paid to PI is computed daily and payable monthly, at an annual rate of .60 of 1% of the Portfolio’s average daily net assets up to $1 billion and .55 of 1% of the Portfolio’s average daily net assets in excess of $1 billion. PI has agreed to voluntarily waive a portion of the Portfolio’s management fee, which amounted to

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$891,103. Such amount represents .30 of 1% of average daily net assets, or $.02 per share for the period ended December 31, 2003. The Portfolio is not required to reimburse PI for such waiver.

The Portfolio has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, B, C, Y, and Z shares of the Portfolio. The Portfolio compensates PIMS for distributing and servicing the Portfolio’s Class A, Class B, Class C, and Class Y shares, pursuant to plans of distribution, (the “Class A, B, C, and Y Plans”), regardless of expenses actually incurred. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Z shares of the Portfolio.

Pursuant to the Class A, B, C, and Y Plans, the Portfolio compensates PIMS for distribution-related activities at an annual rate of up to .30 of 1%, 1%, 1%, and .75 of 1%, of the average daily net assets of the Class A, B, C, and Y shares, respectively. For the period ended December 31, 2003, PIMS contractually agreed to limit such fees to .25 of 1%, .75 of 1%, and .50 of 1% of the average daily net assets of the Class A, C, and Y shares, respectively.

PIMS has advised the Portfolio that for the period ended December 31, 2003, it received approximately $2,300 and $4,800 in contingent deferred sales charges imposed upon certain redemptions by Class B and Class C shareholders, respectively.

PI, PIM and PIMS are indirect wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

The Fund, along with other affiliated registered investment companies (the “Funds”), is a party to a syndicated credit agreement (“SCA”) with a group of banks. The SCA provides for a commitment of $800 million and allows the Funds to increase the commitment to $1 billion, if necessary. Interest on any borrowings will be incurred at market rates. The Funds pay a commitment fee of .08 of 1% of the unused portion of the SCA. The commitment fee is accrued and paid quarterly and is allocated to the Funds pro rata, based on net assets. The purpose of the SCA is to serve as an alternative source of funding for capital share redemptions. The expiration date of the SCA was May 2, 2003. On May 2, 2003, the SCA was renewed under the same terms and conditions (“May 2003 renewal”). The expiration date of the May 2003 renewal is April 30, 2004. The Portfolio did not borrow any amounts pursuant to the SCA during the period ended December 31, 2003.

Dryden Short-Term Bond Fund, Inc./Dryden Ultra Short Bond Fund	29

Notes to Financial Statements

Cont’d

Note 3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent. During the period ended December 31, 2003, the Portfolio incurred fees of approximately $54,300 for the services of PMFS. As of December 31, 2003, approximately $7,700 of such fees were due to PMFS. Transfer agent fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Fund pays networking fees to affiliated and unaffiliated broker/dealers. These networking fees are payments made to broker/dealers that clear mutual fund transactions through a national clearing system. The Portolio incurred approximately $9,700 in total networking fees, all of which relates to the services of Wachovia Securities, LLC (“Wachovia”) and Prudential Securities, Inc. (“PSI”), affiliates of PI, year ended December 31, 2003. Effective July 1, 2003 Prudential and Wachovia Corp. formed a joint venture (“Wachovia Securities, LLC”) whereby Prudential and Wachovia Corp. combined their brokerage businesses with Prudential holding a minority interest. Prior to July 1, 2003, PSI was an indirect, wholly-owned subsidiary of Prudential. These amounts are included in transfer agent’s fees and expenses in the Statement of Operations.

The Portfolio invests in the Taxable Money Market Series (the “Series”), a portfolio of Dryden Core Investment Fund, formerly Prudential Core Investment Fund, pursuant to an exemptive order received from the Securities and Exchange Commission. The Series is a money market mutual fund registered under the Investment Company Act of 1940, as amended, and managed by PI. During the period ended December 31, 2003, the Portfolio earned income of approximately $142,785, from the Series by investing its excess cash.

Note 4. Portfolio Securities

Purchases and sales of investment securities, other than short-term investments, for the period ended December 31, 2003, were $428,709,924 and $53,300,107, respectively.

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During the period ended December 31, 2003, the Portfolio entered into financial futures contracts. Details of open contracts at December 31, 2003, are as follows:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at December 31, 2003	Unrealized Appreciation (Depreciation)
	Long Position:
13	U.S. T-Notes 10 yr	March 2004	$1,431,355	$1,459,453	$28,098
	Short Positions:
224	Eurodollar	March 2004	55,244,605	55,314,000	(69,395)
133	Eurodollar	June 2004	32,717,839	32,774,525	(56,686)
232	U.S. T-Notes 5 yr	March 2004	25,817,638	25,897,000	(79,362)
272	U.S. T-Notes 2 yr	March 2004	58,018,053	58,220,750	(202,697)

					$(380,042)

Note 5. Distributions and Tax Information

In order to present undistributed net investment income or loss and accumulated net realized gains or losses on the Statement of Assets and Liabilities that more closely represent their tax character, certain adjustments have been made to paid-in-capital in excess of par, undistributed net investment income and accumulated net realized gain or loss on investments. For the period ended December 31, 2003, the adjustments were to decrease accumulated net realized loss by $3,440,986, decrease paid-in capital by $140,813 and increase undistributed net investment income by $3,581,799, due to paydowns, certain expenses not deductible for tax, and the difference in the treatment of market discount accretion and premium amortization between financial and tax reporting. Net investment income, net realized gains and net assets were not affected by this change.

For the period ended December 31, 2003 the tax character of dividends paid, as reflected in the Statement of Changes in Net Assets of $7,680,036 was ordinary income.

As of December 31, 2003, the accumulated undistributed earnings on a tax basis was $757 of ordinary income.

For federal income tax purposes, the Portfolio had a capital loss carryforward as of December 31, 2003 of approximately $930,000 which expires in 2011. Accordingly, no capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such carryforward. In addition, the Portfolio elected to treat post-October capital losses of approximately $1,514,800 incurred in the two month period ended December 31, 2003 as having been incurred in the following fiscal year.

Dryden Short-Term Bond Fund, Inc./Dryden Ultra Short Bond Fund	31

Notes to Financial Statements

Cont’d

The United States federal income tax basis of the Portfolio’s investments and the net unrealized depreciation as of December 31, 2003 were as follows:

Tax Basis	Appreciation	Depreciation	Total Net Unrealized Depreciation
$409,848,091	$520,465	$2,941,009	$2,420,544

The difference between book and tax basis was primarily attributable to differences in the treatment of discount amortization for book and tax purposes.

Note 6. Capital

The Portfolio offers Class A, Class B, Class C, Class Y and Class Z shares. Class B shares are sold with a contingent deferred sales charge which declines from 5% to zero depending on the period of time the shares are held. Class C shares were sold with no front-end sales charge and a contingent deferred sales charge of 1% during the first 18 months. Class B shares automatically convert to Class A shares approximately seven years after purchase. Class Y shares convert to Class A shares when the value of Class Y shares reach $1 million or more. A special exchange privilege is also available for shareholders who qualify to purchase Class A shares at net asset value. Class A, Class Y and Class Z shares are not subject to any sales or redemption charge and are offered exclusively for sale to a limited group of investors.

There are 250 million authorized shares of $.001 par value common stock, divided into five classes, which consists of 31,250,000 authorized shares of each of Class A, Class B, Class C and Class Z common stock and 125,000,000 shares of Class Y.

At December 31, 2003, Prudential owns 1 share of each Class A, Class B, Class C, Class Y and Class Z.

Transactions in shares of common stock were as follows:

Class A	Shares	Amount
Period ended December 31, 2003:
Shares sold	13,553,783	$135,335,498
Shares issued in reinvestment of dividends	112,597	1,120,004
Shares reacquired	(8,213,084)	(81,680,049)

Net increase (decrease) in shares outstanding before conversion	5,453,296	54,775,453
Shares issued upon conversion from Class B and Class Y	747,617	7,442,476

Net increase (decrease) in shares outstanding	6,200,913	$62,217,929

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Class B	Shares	Amount
Period ended December 31, 2003:
Shares sold	540,759	$5,395,936
Shares issued in reinvestment of dividends	2,645	26,296
Shares reacquired	(131,270)	(1,306,155)

Net increase (decrease) in shares outstanding before conversion	412,134	4,116,077
Shares converted into Class A	(2,635)	(26,108)

Net increase (decrease) in shares outstanding	409,499	$4,089,969

Class C
Period ended December 31, 2003:
Shares sold	183,016	$1,823,515
Shares issued in reinvestment of dividends	920	9,135
Shares reacquired	(49,292)	(490,253)

Net increase (decrease) in shares outstanding	134,644	$1,342,397

Class Y
Period ended December 31, 2003:
Shares sold	47,411,477	$473,497,955
Shares issued in reinvestment of dividends	426,473	4,241,707
Shares reacquired	(17,870,857)	(177,786,636)

Net increase (decrease) in shares outstanding before conversion	29,967,093	299,953,026
Shares converted into Class A	(744,980)	(7,416,368)

Net increase (decrease) in shares outstanding	29,222,113	$292,536,658

Class Z
Period ended December 31, 2003:
Shares sold	9,160,879	$91,448,943
Shares issued in reinvestment of dividends	75,394	749,788
Shares reacquired	(4,365,358)	(43,446,707)

Net increase (decrease) in shares outstanding	4,870,915	$48,752,024

Dryden Short-Term Bond Fund, Inc./Dryden Ultra Short Bond Fund	33

Financial Highlights

	Class A
	April 2, 2003(b) Through December 31, 2003

Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$10.00

Income from investment operations:
Net investment income(d)	.11	(e)
Net realized and unrealized loss on investment transactions	(.02)

Total from investment operations	.09

Less dividends:
Dividends from net investment income	(.20)

Net asset value, end of period	$9.89

Total Return(a):	0.89%
Ratios/Supplemental Data(g):
Net assets, end of period (000)	$61,342
Average net assets (000)	$67,777
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees(f)	.78	%(c)
Expenses, excluding distribution and service (12b-1) fees	.53	%(c)
Net investment income	1.54	%(c)
For Class A, B, C, Y and Z shares:
Portfolio turnover rate	19	%(h)

(a)	Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of the period reported and includes reinvestment of dividends. Total return for periods of less than one full year is not annualized.
(b)	Commencement of offering of Class A shares.
(c)	Ratios presented above have been annualized from the date of the first subscription which occurred on April 2, 2003.
(d)	Net of management fee waiver.
(e)	Calculated based upon weighted average shares outstanding during the period.
(f)	The distributor of the Portfolio has contractually agreed to limit its distribution and service (12b-1) fees to .25% of 1% of the average daily net assets of the Class A shares.
(g)	The manager of the Portfolio has voluntarily agreed to waive a portion of the management fee to .30 of 1% of the Portfolio’s average daily net assets. If the manager had not waived expenses, the annual expenses (both including and excluding distribution and service (12b-1) fees) and net investment income ratios would be 1.08%, .83% and 1.24%, respectively.
(h)	Not annualized.

See Notes to Financial Statements

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	Class B
	April 16, 2003(b) Through December 31, 2003

Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$10.00

Income from investment operations:
Net investment income(d)	.06	(e)
Net realized and unrealized loss on investment transactions	(.02)

Total from investment operations	.04

Less dividends:
Dividends from net investment income	(.14)

Net asset value, end of period	$9.90

Total Return(a):	0.44%
Ratios/Supplemental Data(f):
Net assets, end of period (000)	$4,054
Average net assets (000)	$3,041
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees	1.54	%(c)
Expenses, excluding distribution and service (12b-1) fees	.54	%(c)
Net investment income	.83	%(c)

(a)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of the period reported and includes reinvestment of dividends. Total return for periods of less than one full year is not annualized.
(b)	Commencement of offering of Class B shares.
(c)	Ratios presented above have been annualized from the date of the first subscription which occurred on April 16, 2003.
(d)	Net of management fee waiver.
(e)	Calculated based upon weighted average shares outstanding during the period.
(f)	The manager of the Portfolio has voluntarily agreed to waive a portion of the management fee to .30 of 1% of the Portfolio’s average daily net assets. If the manager had not waived expenses, the annual expenses (both including and excluding distribution and service (12b-1) fees) and net investment income ratios would be 1.84%, .84% and .52%, respectively.

See Notes to Financial Statements

Dryden Short-Term Bond Fund, Inc./Dryden Ultra Short Bond Fund	35

Financial Highlights

Cont’d

	Class C
	April 27, 2003(b) Through December 31, 2003

Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$10.00

Income from investment operations:
Net investment income(d)	.07	(e)
Net realized and unrealized gain on investment transactions	(.02)

Total from investment operations	.05

Less dividends:
Dividends from net investment income	(.15)

Net asset value, end of period	$9.90

Total Return(a):	0.51%
Ratios/Supplemental Data(g):
Net assets, end of period (000)	$1,333
Average net assets (000)	$699
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees(f)	1.30	%(c)
Expenses, excluding distribution and service (12b-1) fees	.55	%(c)
Net investment income	1.09	%(c)

(a)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of the period reported and includes reinvestment of dividends. Total return for periods of less than one full year is not annualized.
(b)	Commencement of offering of Class C shares.
(c)	Ratios presented above have been annualized from the date of the first subscription which occurred on April 27, 2003.
(d)	Net of management fee waiver.
(e)	Calculated based upon weighted average shares outstanding during the period.
(f)	The distributor of the Portfolio has contractually agreed to limit its distribution and service (12b-1) fees to .75% of 1% of the average daily net assets of the Class C shares.
(g)	The manager of the Portfolio has voluntarily agreed to waive a portion of the management fee to .30 of 1% of the Portfolio’s average daily net assets. If the manager had not waived expenses, the annual expenses (both including and excluding distribution and service (12b-1) fees) and net investment income ratios would be 1.60%, .85% and 0.76%, respectively.

See Notes to Financial Statements

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	Class Y
	April 2, 2003(b) Through December 31, 2003

Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$10.00

Income from investment operations:
Net investment income(d)	.09	(e)
Net realized and unrealized loss on investment transactions	(.02)

Total from investment operations	.07

Less dividends:
Dividends from net investment income	(.18)

Net asset value, end of period	$9.89

Total Return(a):	0.73%
Ratios/Supplemental Data(g):
Net assets, end of period (000)	$289,012
Average net assets (000)	$280,580
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees(f)	1.03	%(c)
Expenses, excluding distribution and service (12b-1) fees	.53	%(c)
Net investment income	1.28	%(c)

(a)	Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of the period reported and includes reinvestment of dividends. Total return for periods of less than one full year is not annualized.
(b)	Commencement of offering of Class Y shares.
(c)	Ratios presented above have been annualized from the date of the first subscription which occurred on April 2, 2003.
(d)	Net of management fee waiver.
(e)	Calculated based upon weighted average shares outstanding during the period.
(f)	The distributor of the Portfolio has contractually agreed to limit its distribution and service (12b-1) fees to .50% of 1% of the average daily net assets of the Class Y shares.
(g)	The manager of the Portfolio has voluntarily agreed to waive a portion of the management fee to .30 of 1% of the Portfolio’s average daily net assets. If the manager had not waived expenses, the annual expenses (both including and excluding distribution and service (12b-1) fees) and net investment income ratios would be 1.33%, .83% and .98%, respectively.

See Notes to Financial Statements

Dryden Short-Term Bond Fund, Inc./Dryden Ultra Short Bond Fund	37

Financial Highlights

Cont’d

	Class Z
	April 2, 2003(b) Through December 31, 2003

Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$10.00

Income from investment operations:
Net investment income(d)	.13	(e)
Net realized and unrealized loss on investment transactions	(.02)

Total from investment operations	.11

Less dividends:
Dividends from net investment income	(.22)

Net asset value, end of period	$9.89

Total Return(a):	1.06%
Ratios/Supplemental Data(f):
Net assets, end of period (000)	$48,193
Average net assets (000)	$45,037
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees	.53	%(c)
Expenses, excluding distribution and service (12b-1) fees	.53	%(c)
Net investment income	1.81	%(c)

(a)	Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of the period reported and includes reinvestment of dividends. Total return for periods of less than one full year is not annualized.
(b)	Commencement of offering of Class Z shares.
(c)	Ratios presented above have been annualized from the date of the first subscription which occurred on April 2, 2003.
(d)	Net of management fee waiver.
(e)	Calculated based upon weighted average shares outstanding during the period.
(f)	The manager of the Portfolio has voluntarily agreed to waive a portion of the management fee to .30 of 1% of the Portfolio’s average daily net assets. If the manager had not waived expenses, the annual expenses (both including and excluding distribution and service (12b-1) fees) and net investment income ratios would be .83%, .83% and 1.51%, respectively.

See Notes to Financial Statements

38	Visit our website at www.jennisondryden.com

Report of Independent Auditors

To the Board of Directors and Shareholders of Dryden Short-Term Bond Fund, Inc./

Dyden Ultra Short Bond Fund

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Dryden Short-Term Bond Fund, Inc./Dryden Ultra Short Bond Fund (the “Fund”) at December 31, 2003, the results of its operations and the changes in its net assets for the period April 2, 2003 (commencement of operations) through December 31, 2003 and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at December 31, 2003 by correspondence with the custodian and brokers, provides a reasonable basis for our opinion.

PricewaterhouseCoopers LLP New York, New York February 20, 2004

Dryden Short-Term Bond Fund, Inc./Dryden Ultra Short Bond Fund	39

Supplemental Proxy Information

(Unaudited)

A Special Meeting of Shareholders was held on July 17, 2003, and adjourned to August 21, 2003 and further adjourned to September 12, 2003. At such meetings the shareholders approved the following proposals:

Dryden Ultra Short Bond Fund

1)*	To approve the election of ten (10) directors to the Board of Directors, as follows:

The result of the Proxy Solicitation on the preceding matter was:

	Affirmative votes cast	Authority Withheld
David E. A. Carson	27,752,555	496,378
Robert F. Gunia	27,766,564	482,369
Robert E. La Blanc	27,704,556	544,377
Douglas H. McCorkindale	27,766,564	482,369
Stephen P. Munn†	27,766,564	482,369
Richard A. Redeker	27,766,564	482,369
Judy A. Rice	27,764,563	484,370
Robin B. Smith	27,759,549	489,384
Stephen Stoneburn	27,766,564	482,369
Clay T. Whitehead	27,766,564	482,369

†	Mr. Munn ceased being a director effective November 30, 2003.

5)**	To approve amendments to the Company’s Articles of Incorporation.

*	Approved at the July 17, 2003 meeting.
**	Not approved.

40	Visit our website at www.jennisondryden.com

Management of the Fund

(Unaudited)

Information pertaining to the Directors of the Fund is set forth below. Directors who are not deemed to be “interested persons” of the Fund, as defined in the 1940 Act are referred to as “Independent Directors.” Directors who are deemed to be “interested persons” of the Fund are referred to as “Interested Directors.” “Fund Complex”† consists of the Fund and any other investment companies managed by Prudential Investments LLC (the Manager or PI).

Independent Directors2

David E.A. Carson (69), Director since 20033

Oversees 90 portfolios in Fund complex

Principal occupations (last 5 years): Director (January 2000 to May 2000), Chairman (January 1999 to December 1999), Chairman and Chief Executive Officer (January 1998 to December 1998) and President, Chairman and Chief Executive Officer (1983-1997) of People’s Bank.

Other Directorships held:4 Director of United Illuminating and UIL Holdings (utility company), since 1993.

Robert E. La Blanc (69), Director since 20033

Oversees 98 portfolios in Fund complex

Principal occupations (last 5 years): President (since 1981) of Robert E. La Blanc Associates, Inc. (telecommunications); formerly General Partner at Salomon Brothers and Vice-Chairman of Continental Telecom; Trustee of Manhattan College.

Other Directorships held:4 Director of Storage Technology Corporation (since 1979) (technology), Chartered Semiconductor Manufacturing, Ltd. (since 1998); Titan Corporation (electronics) (since 1995), Computer Associates International, Inc. (since 2002) (software company); FiberNet Telecom Group, Inc. (since 2003) (telecom company); Director (since April 1999) of the High Yield Plus Fund, Inc.

Douglas H. McCorkindale (64), Director since 20033

Oversees 91 portfolios in Fund complex

Principal occupations (last 5 years): Chairman (since February 2001), Chief Executive Officer (since June 2000) and President (since September 1997) of Gannett Co. Inc. (publishing and media); formerly Vice Chairman (March 1984-May 2000) of Gannett Co., Inc.

Other Directorships held:4 Director of Gannett Co. Inc., Director of Continental Airlines, Inc. (since May 1993); Director of Lockheed Martin Corp. (aerospace and defense) (since May 2001); Director of The High Yield Plus Fund, Inc. (since 1996).

Richard A. Redeker (60), Director since 19933

Oversees 92 portfolios in Fund complex

Principal occupations (last 5 years): Management Consultant; Director of Invesmart, Inc. (since 2001) and Director of Penn Tank Lines, Inc. (since 1999).

Other Directorships held:4 None.

Dryden Short-Term Bond Fund, Inc./Dryden Ultra Short Bond Fund	41

Robin B. Smith (64), Director since 20033

Oversees 97 portfolios in Fund complex

Principal occupations (last 5 years): Chairman of the Board (since January 2003) of Publishers Clearing House (direct marketing), formerly Chairman and Chief Executive Officer (August 1996-January 2003) of Publishers Clearing House.

Other Directorships held:4 Director of BellSouth Corporation (since 1992).

Stephen D. Stoneburn (60), Director since 20033

Oversees 95 portfolios in Fund complex

Principal occupations (last 5 years): President and Chief Executive Officer (since June 1996) of Quadrant Media Corp. (a publishing company); formerly President (June 1995-June 1996) of Argus Integrated Media, Inc.; Senior Vice President and Managing Director (January 1993-1995) of Cowles Business Media and Senior Vice President of Fairchild Publications, Inc. (1975-1989).

Other Directorships held:4 None

Clay T. Whitehead (64), Director since 20033

Oversees 96 portfolios in Fund complex

Principal occupations (last 5 years): President (since 1983) of National Exchange Inc. (new business development firm).

Other Directorships held:4 Director (since 2000) of the High Yield Plus Fund, Inc.

Interested Directors1

Judy A. Rice (56), President since 2003 and Director since 20003

Oversees 95 portfolios in Fund complex

Principal occupations (last 5 years): President, Chief Executive Officer, Chief Operating Officer and Officer-in-Charge (since 2003) of PI; Director, Officer-in-Charge, President, Chief Executive Officer and Chief Operating Officer (since May 2003) of American Skandia Advisory Services, Inc. and American Skandia Investment Services, Inc.; Director, Officer-in-Charge, President, Chief Executive Officer (since May 2003) of American Skandia Fund Services, Inc.; Vice President (since February 1999) of Prudential Investment Management Services LLC; President, Chief Executive Officer and Officer-In-Charge (since April 2003) of Prudential Mutual Fund Services LLC; formerly various positions to Senior Vice President (1992-1999) of Prudential Securities; and various positions to Managing Director (1975-1992) of Salomon Smith Barney; Member of Board of Governors of the Money Management Institute.

Other Directorships held:4 None

Robert F. Gunia (57), Vice President and Director since 19963

Oversees 179 portfolios in Fund complex

Principal occupations (last 5 years): Chief Administrative Officer (since June 1999) of PI; Executive Vice President and Treasurer (since January 1996) of PI; President (since April 1999) of Prudential Investment Management Services LLC (PIMS); Corporate Vice President (since September 1997) of The Prudential Insurance Company of America (Prudential); Director, Executive Vice President and Chief Administrative Officer (since May 2003) of American Skandia Investment Services, Inc., American Skandia Advisory Services, Inc. and American Skandia Fund Services, Inc.; Executive Vice President (since March 1999) and Treasurer (since May 2000) of Prudential Mutual Fund Services LLC; formerly Senior Vice President (March 1987-May 1999) of Prudential Securities Incorporated (Prudential Securities).

Other Directorships held:4 Vice President and Director (since May 1989) and Treasurer (since 1999) of The Asia Pacific Fund, Inc.

42	Visit our website at www.jennisondryden.com

Information pertaining to the Officers of the Fund is set forth below.

Officers2

Marguerite E.H. Morrison (47), Chief Legal Officer since 2003 and Assistant Secretary since 20023

Principal occupations (last 5 years): Vice President and Chief Legal Officer—Mutual Funds and Unit Investment Trust (since August 2000) of Prudential; Senior Vice President and Secretary (since April 2003) of PI; Senior Vice President and Secretary (since May 2003) of American Skandia Investment Services, Inc., American Skandia Advisory Services, Inc. and American Skandia Fund Services, Inc.; Vice President and Assistant Secretary of PIMS (since October 2001), previously Senior Vice President and Assistant Secretary (February 2001-April 2003) of PI, Vice President and Associate General Counsel (December 1996-February 2001) of PI.

Deborah A. Docs (46), Secretary since 19963

Principal occupations (last 5 years): Vice President and Corporate Counsel (since January 2001) of Prudential; Vice President and Assistant Secretary (since December 1996) of PI, Vice President and Assistant Secretary (since May 2003) of American Skandia Investment Services, Inc.

Maryanne Ryan (39), Anti-Money Laundering Compliance Officer since 20023

Principal occupations (last 5 years): Vice President, Prudential (since November 1998), First Vice President, Prudential Securities (March 1997-May 1998); Anti-Money Laundering Compliance Officer (since 2003) of American Skandia Investment Services, Inc., American Skandia Advisory Services, Inc. and American Skandia Marketing, Inc.

Grace C. Torres (44), Treasurer and Principal Financial and Accounting Officer since 19963

Principal occupations (last 5 years): Senior Vice President (since January 2000) of PI, Senior Vice President and Assistant Treasurer (since May 2003) of American Skandia Investment Services, Inc. and American Skandia Advisory Services, Inc.; formerly First Vice President (December 1996-January 2000) of PI and First Vice President (March 1993-1999) of Prudential Securities.

[1]	“Interested” Directors, as defined in the 1940 Act, by reason of employment with the Manager, (Prudential Investments LLC or PI), the Subadviser Prudential Investment Management Inc. or PIM) or the Distributor (Prudential Investment Management Services LLC or PIMS).

[2]	Unless otherwise noted, the address of the Directors and Officers is c/o: Prudential Investments LLC, Gateway Center Three, 100 Mulberry Street, Newark, NJ 07102.

[3]	There is no set term of office for Directors and Officers. The Independent Directors have adopted a retirement policy, which calls for the retirement of Directors on December 31 of the year in which they reach the age of 75. The table shows the individuals length of service as Director and/or Officer.

[4]	This includes only directorships of companies requested to register, or file reports with the SEC under the Securities and Exchange Act of 1934 (that is, “public companies”) or other investment companies registered under the 1940 Act.

Dryden Short-Term Bond Fund, Inc./Dryden Ultra Short Bond Fund	43

†	The Fund Complex consists of all investment companies managed by PI. The Funds for which PI serves as manager include JennisonDryden Mutual Funds, Strategic Partners Funds, American Skandia Advisor Funds, Inc., The Prudential Variable Contract Accounts 2, 10, 11, The Target Portfolio Trust, The Prudential Series Fund, Inc., American Skandia Trust, and Prudential’s Gibraltar Fund.

Additional information about the Fund’s Directors is included in the Fund’s Statement of Additional Information which is available without charge, upon request, by calling (800) 521-7466 or (732) 482-7555 (Calling from outside the U.S.)

44	Visit our website at www.jennisondryden.com

Growth of a $10,000 Investment

Cumulative Total Returns (With Sales Charges) as of 12/31/03
Since Inception
Class A	–0.10%

Class B	–4.51

Class C	–0.48

Class Y	0.73

Class Z	1.06

Cumulative Total Returns (Without Sales Charges) as of 12/31/03
Since Inception
Class A	0.89%

Class B	0.44

Class C	0.51

Class Y	0.73

Class Z	1.06

Past performance is not indicative of future results. Principal value and investment return will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Source: Prudential Investments LLC and Lipper Inc. Inception dates: Class A, Y, and Z, 4/2/03; Class B, 4/16/03; and Class C, 4/27/03.

The graph compares a $10,000 investment in the Dryden Short-Term Bond Fund, Inc./Dryden Ultra Short Bond Fund (Class A shares) with a similar investment in the Merrill Lynch 1-Year U.S. Treasury Note Index by portraying the initial account values at the commencement of operations of Class A shares (April 2, 2003) and the account values at the end of the current fiscal year (December 31, 2003) as measured on a quarterly basis. The Merrill Lynch 1-Year U.S. Treasury Note Index begins at the closest month-end to inception, March 31, 2003.

Visit our website at www.jennisondryden.com

For purposes of the graph, and unless otherwise indicated, it has been assumed that (a) the maximum applicable front-end sales charge was deducted from the initial $10,000 investment in Class A shares; (b) all recurring fees (including management fees) were deducted; and (c) all dividends and distributions were reinvested. The line graph provides information for Class A shares only. As indicated in the tables provided earlier, performance for Class B, C, Y, and Z shares will vary due to the differing charges and expenses applicable to each share class (as indicated in the following paragraphs). Without a distribution and service (12b-1) fee waiver of 0.05% for Class A shares through December 31, 2003, the returns shown in the graph and for Class A shares in the tables would have been lower.

The Merrill Lynch 1-Year U.S. Treasury Note Index is an unmanaged index that is comprised of a single issue purchased at the beginning of the month and held for a full month. At the end of the month, that issue is sold and rolled into a newly selected issue. The issue selected at each month-end rebalancing is the outstanding originally issued Two-Year Treasury Note that matures closest to one year from the rebalancing date. The Index gives a broad look at how bonds have performed. To qualify for selection, an issue must have settled on or before the month-end rebalancing date. The Index’s total returns include the reinvestment of all dividends, but do not include the effects of sales charges, operating expenses of a mutual fund, or taxes. The returns for the Index would be lower if they included the effects of sales charges, operating expenses, or taxes. The securities that comprise the Index may differ substantially from the securities in the Fund. This is not the only Index that may be used to characterize performance of debt funds. Other indexes may portray different comparative performance. Investors cannot invest directly in an index.

The Fund has been in existence for less than one year, therefore no average annual total returns are presented. Without the distribution and service (12b-1) fee waiver of 0.05%, 0.25%, and 0.25% for Class A, Class C, and Class Y shares respectively, the returns for these classes would have been lower. Class A shares are subject to a 12b-1 fee of up to 0.30% annually. In some circumstances, Class A shares may be subject to a 1% contingent deferred sales charge (CDSC) for the first year. Class B shares are subject to a declining CDSC of 5%, 4%, 3%, 2%, 1%, and 1% for the first six years respectively after purchase and a 12b-1 fee of 1% annually. Approximately seven years after purchase, Class B shares will automatically convert to Class A shares on a quarterly basis. Class C shares are subject to a CDSC of 1% for shares redeemed within 18 months of purchase, and a 12b-1 fee of 1% annually. Class Y shares are subject to a 12b-1 fee of 0.75% annually. Under certain circumstances, Class Y shares may be eligible to convert to Class A shares. Class Z shares are not subject to a sales charge or 12b-1 fee. The returns on investment in the graph and returns in the tables above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or following the redemption of fund shares.

Dryden Short-Term Bond Fund, Inc./Dryden Ultra Short Bond Fund

■ MAIL	■ TELEPHONE	■ WEBSITE
Gateway Center Three 100 Mulberry Street Newark, NJ 07102	(800) 225-1852	www.jennisondryden.com

DIRECTORS
David E.A. Carson•Robert F. Gunia•Robert E. La Blanc•Douglas H. McCorkindale•Richard A. Redeker•Judy A. Rice•Robin B. Smith•Stephen D. Stoneburn•Clay T. Whitehead

OFFICERS
Judy A. Rice, President•Robert F. Gunia, Vice President•Grace C. Torres, Treasurer and Principal Financial and Accounting Officer•Marguerite E.H. Morrison, Chief Legal Officer and Assistant Secretary•Deborah A. Docs, Secretary•Maryanne Ryan, Anti-Money Laundering Compliance Officer

MANAGER	Prudential Investments LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

INVESTMENT ADVISER	Prudential Investment Management, Inc.	Gateway Center Two 100 Mulberry Street Newark, NJ 07102

DISTRIBUTOR	Prudential Investment Management Services LLC	Gateway Center Three 14th Floor 100 Mulberry Street Newark, NJ 07102

CUSTODIAN	State Street Bank and Trust Company	One Heritage Drive North Quincy, MA 02171

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 8098 Philadelphia, PA 19101

INDEPENDENT AUDITORS	PricewaterhouseCoopers LLP	1177 Avenue of the Americas New York, NY 10036

FUND COUNSEL	Shearman & Sterling LLP	599 Lexington Avenue New York, NY 10022

Dryden Short-Term Bond Fund, Inc. Dryden Ultra Short Bond Fund
Share Class	A	B	C	Y	Z

Nasdaq	PDUAX	N/A	N/A	PDUYX	PDUZX
CUSIP	26248R107	26248R206	26248R305	26248R503	26248R404

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

Dryden Short-Term Bond Fund, Inc.
Dryden Ultra Short Bond Fund
Share Class	A	B	C	Y	Z

Nasdaq	PDUAX	N/A	N/A	PDUYX	PDUZX
CUSIP	26248R107	26248R206	26248R305	26248R503	26248R404

MF193E     IFS-AO87973

Item 2 – Code of Ethics — See Exhibit (a)

As of the end of the period covered by this report, the registrant has adopted a code of ethics (the “Section 406 Standards for Investment Companies – Ethical Standards for Principal Executive and Financial Officers”) that applies to the registrant’s Principal Executive Officer and Principal Financial Officer; the registrant’s Principal Financial Officer also serves as the Principal Accounting Officer.

The registrant hereby undertakes to provide any person, without charge, upon request, a copy of the code of ethics. To request a copy of the code of ethics, contact the registrant 973-367-7525, and ask for a copy of the Section 406 Standards for Investment Companies – Ethical Standards for Principal Executive and Financial Officers.

Item 3 – Audit Committee Financial Expert –

The registrant’s Board has determined that Mr. David Carson, member of the Board’s Audit Committee is an “audit committee financial expert,” and that he is “independent,” for purposes of this Item.

Item 4 – Principal Accountant Fees and Services –

Form N-CSR, Item 4. Principal Accountant Fees and Services

(a)	Audit Fees

For each of the fiscal years ended December 31, 2003 and December 31, 2002 PricewaterhouseCoopers LLP (“PwC”), the Registrant’s principal accountant, billed the Registrant $64,000 (for two funds in the series, including one that commenced in 2003) and $32,000 (for one fund), respectively, for professional services rendered for the audit of the Registrant’s annual financial statements or services that are normally provided in connection with statutory and regulatory filings.

(b)	Audit-Related Fees

None.

(c)	Tax Fees

None.

(d)	All Other Fees

None.

(e) (1)	Audit Committee Pre-Approval Policies and Procedures

THE PRUDENTIAL MUTUAL FUNDS

AUDIT COMMITTEE POLICY

on

Pre-Approval of Services Provided by the Independent Accountants

The Audit Committee of each Prudential Mutual Fund is charged with the responsibility to monitor the independence of the Fund’s independent accountants. As part of this responsibility, the Audit Committee must pre-approve any independent accounting firm’s engagement to render audit and/or permissible non-audit services, as required by law. In evaluating a proposed engagement of the independent accountants, the Audit Committee will assess the effect that the engagement might reasonably be expected to have on the accountant’s independence. The Committee’s evaluation will be based on:

•	a review of the nature of the professional services expected to be provided,

•	a review of the safeguards put into place by the accounting firm to safeguard independence, and

•	periodic meetings with the accounting firm.

Policy for Audit and Non-Audit Services Provided to the Funds

On an annual basis, the scope of audits for each Fund, audit fees and expenses, and audit-related and non-audit services (and fees proposed in respect thereof) proposed to be performed by the Fund’s independent accountants will be presented by the Treasurer and the independent accountants to the Audit Committee for review and, as appropriate, approval prior to the initiation of such services. Such presentation shall be accompanied by confirmation by both the Treasurer and the independent accountants that the proposed services will not adversely affect the independence of the independent accountants. Proposed services shall be described in sufficient detail to enable the Audit Committee to assess the appropriateness of such services and fees, and the compatibility of the provision of such services with the auditor’s independence. The Committee shall receive periodic reports on the progress of the audit and other services which are approved by the Committee or by the Committee Chair pursuant to authority delegated in this Policy.

The categories of services enumerated under “Audit Services”, “Audit-related Services”, and “Tax Services” are intended to provide guidance to the Treasurer and the independent accountants as to those categories of services which the Committee believes are generally consistent with the independence of the independent accountants and which the Committee (or the Committee Chair) would expect upon the presentation of specific proposals to pre-approve.

The enumerated categories are not intended as an exclusive list of audit, audit-related or tax services which the Committee (or the Committee Chair) would consider for pre-approval.

Audit Services

The following categories of audit services are considered to be consistent with the role of the Fund’s independent accountants

➢	Annual Fund financial statement audits

➢	Seed audits (related to new product filings, as required)

➢	SEC and regulatory filings and consents

Audit-related Services

The following categories of audit-related services are considered to be consistent with the role of the Fund’s independent accountants:

➢	Accounting consultations

➢	Fund merger support services

➢	Agreed Upon Procedure Reports

➢	Attestation Reports

➢	Other Internal Control Reports

Individual audit-related services that fall within one of these categories and are not presented to the Audit Committee as part of the annual pre-approval process will be subject to pre-approval by the Committee Chair (or any other Committee member on whom this responsibility has been delegated) so long as the estimated fee for those services does not exceed $50,000.

Tax Services

The following categories of tax services are considered to be consistent with the role of the Fund’s independent accountants:

➢	Tax compliance services related to the filing or amendment of the following:

■	Federal, state and local income tax compliance; and,

■	Sales and use tax compliance

➢	Timely RIC qualification reviews

➢	Tax distribution analysis and planning

➢	Tax authority examination services

➢	Tax appeals support services

➢	Accounting methods studies

➢	Fund merger support services

➢	Tax consulting services and related projects

Individual tax services that fall within one of these categories and are not presented to the Audit Committee as part of the annual pre-approval process will be subject to pre-approval by the

Committee Chair (or any other Committee member on whom this responsibility has been delegated) so long as the estimated fee for those services does not exceed $50,000.

Other Non-audit Services

Certain non-audit services that the independent accountants are legally permitted to render will be subject to pre-approval by the Committee or by one or more Committee members to whom the Committee has delegated this authority and who will report to the full Committee any pre-approval decisions made pursuant to this Policy. Non-audit services presented for pre-approval pursuant to this paragraph will be accompanied by a confirmation from both the Treasurer and the independent accountants that the proposed services will not adversely affect the independence of the independent accountants.

Proscribed Services

The Fund’s independent accountants will not render services in the following categories of non-audit services:

➢	Bookkeeping or other services related to the accounting records or financial statements of the Fund

➢	Financial information systems design and implementation

➢	Appraisal or valuation services, fairness opinions, or contribution-in-kind reports

➢	Actuarial services

➢	Internal audit outsourcing services

➢	Management functions or human resources

➢	Broker or dealer, investment adviser, or investment banking services

➢	Legal services and expert services unrelated to the audit

➢	Any other service that the Public Company Accounting Oversight Board determines, by regulation, is impermissible.

Pre-approval of Non-Audit Services Provided to Other Entities Within the Prudential Fund Complex

Certain non-audit services provided to Prudential Investments LLC or any of its affiliates that also provide ongoing services to the Prudential Mutual Funds will be subject to pre-approval by the Audit Committee. The only non-audit services provided to these entities that will require pre-approval are those related directly to the operations and financial reporting of the Funds. Individual projects that are not presented to the Audit Committee as part of the annual pre-approval process, will be subject to pre-approval by the Committee Chair (or any other Committee member on whom this responsibility has been delegated) so long as the estimated fee for those services does not exceed $50,000. Services presented for pre-approval pursuant to this paragraph will be accompanied by a confirmation from both the Treasurer and the independent accountants that the proposed services will not adversely affect the independence of the independent accountants.

Although the Audit Committee will not pre-approve all services provided to Prudential Investments LLC and its affiliates, the Committee will receive an annual report from the Fund’s independent accounting firm showing the aggregate fees for all services provided to Prudential Investments and its affiliates.

(e)-(2) Percentage of services referred to in 4(b)- (4)(d) that were approved by the audit committee –Not applicable.

(f)	Percentage of hours expended attributable to work performed by other than full time employees of principal accountant if greater than 50%.

Not applicable.

(g)	Non-Audit Fees

N/A to Registrant. The aggregate non-audit fees billed by PwC for services rendered to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant for each of the last two fiscal years 2003 and 2002 were $1,715,979 and $1,601,295 respectively.

(h) Principal Accountants Independence

The Registrant’s Audit Committee has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X is compatible with maintaining PwC’s independence.

Item 5 – Reserved

Item 6 – Reserved

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not required in this filing

Item 8 – Reserved

Item 9 – Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 10 – Exhibits

(a)	Code of Ethics – attached hereto

(b)	Certifications pursuant to Section 302 and 906 of the Sarbanes-Oxley Act – Attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Dryden Short-Term Bond Fund, Inc.

By (Signature and Title)*	/s/ Marguerite E. H. Morrison

Marguerite E. H. Morrison Assistant Secretary

Date	February 23, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Judy A. Rice
Judy A. Rice President and Principal Executive Officer

Date	February 23, 2004

By (Signature and Title)*	/s/ Grace C. Torres
Grace C. Torres Treasurer and Principal Financial Officer

Date	February 23, 2004

*	Print the name and title of each signing officer under his or her signature.